As filed with the Securities and Exchange Commission on August 6, 2013

Securities Act of 1933 Registration No. 333-00641

Investment Company Act of 1940 Registration No. 811-07527

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 78	☒

and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 79	☒

(Check appropriate box or boxes)

Turner Funds

(Exact Name of Registrant as Specified in Charter)

c/o The CT Corporation System

155 Federal Street, Suite 700

Boston, MA  02110

(Address of Principal Executive Offices)

484-329-2300

(Registrant’s Telephone Number, including Area Code)

Name and Address of Agent for Service:	with a copy to:

Michael P. Malloy	Brian F. McNally
Drinker Biddle & Reath LLP	Turner Investments, L.P.
One Logan Square, Ste. 2000	1205 Westlakes Dr., Suite 100
Philadelphia, PA 19103	Berwyn, PA 19312-2414

It is proposed that this filing will become effective (check appropriate box)

☒ immediately upon filing pursuant to paragraph (b)

☐ on                          pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered:  units of beneficial interest.

Prospectus

August 6, 2013

Turner Emerging Markets Fund

• Institutional Class (TEEEX)

• Investor Class (TFEMX)

Investment Adviser:

Turner Investments, L.P.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

PROSPECTUS

ABOUT THIS PROSPECTUS

This Prospectus has been arranged into different sections so that you can easily review this important information.

1	Summary Section
1	Turner Emerging Markets Fund
4	Additional Information about Fund Strategies and Risks
5	Investments and Portfolio Management
7	Purchasing, Selling and Exchanging Shares of the Turner Funds
12	Other Policies
14	Dividends, Distributions and Taxes
16	Financial Highlights

To obtain more information about Turner Funds, please refer to the back cover of this Prospectus.

PROSPECTUS

SUMMARY SECTION

Turner Emerging Markets Fund

Investment Objective

The Emerging Markets Fund (the "Fund") seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class Shares	Investor Class Shares
Investment Advisory Fees	0.70%	0.70%
Distribution (12b-1) Fees	None	None
Other Expenses	1.20%[1]	1.20%[1]
Shareholder Servicing Fee	None	0.25%
Acquired Fund Fees and Expenses	0.01%[2]	0.01%[2]
Total Annual Fund Operating Expenses	1.91%	2.16%
Fee Waivers and Expense Reimbursements	(0.85)%[2]	(0.85)%[2]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	1.06%	1.31%

1  "Other Expenses" are based on estimated amounts for the current fiscal year.

2  Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

3  Turner Investments, L.P. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of Institutional Class Shares and Investor Class Shares (excluding acquired fund fees and expenses and interest expenses relating to short sales) from exceeding 1.05% and 1.30%, respectively, through January 31, 2015. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2015. Turner may discontinue this arrangement at any time after January 31, 2015. To the extent acquired fund fees and expenses and interest expenses relating to short sales are excluded from the waiver and reimbursement calculation, "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" will be higher.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Turner Emerging Markets Fund — Institutional Class Shares	$108	$473
Turner Emerging Markets Fund — Investor Class Shares	$133	$549

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PROSPECTUS

SUMMARY SECTION

Portfolio Turnover

The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, will affect the Fund's performance.

Principal Strategy

The Fund invests primarily (at least 80% of net assets plus any borrowing for investment purposes) in common stocks and other equity securities (depositary receipts, American Depositary Receipts, Global Depositary Receipts, European Depositary Receipts, preferred stocks, warrants, rights to acquire common or preferred stocks and securities convertible into or for common stocks) of issuers economically tied to emerging markets. Emerging markets are defined as those markets included in the MSCI Emerging Markets Index. As of March 29, 2013, the index included the following countries: Brazil, Chile, China, Columbia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. The Fund's investment adviser may also consider as emerging markets those classified by the World Bank, International Finance Corporation or the United Nations as such. In determining if a security is tied to a foreign (non-U.S.) country, the Fund generally looks to the country of incorporation of the issuer. However, the Fund may determine a security is economically tied to a foreign country by looking to an issuer's country of domicile, where the majority of an issuer's revenues are generated or where an issuer's primary exchange is located. As a result, an issuer may be economically tied to more than one country. Investments may be in companies of any size.

The Fund may invest in financial derivative instruments for efficient portfolio management purposes and in order to obtain access to certain restricted emerging markets, such as India, China or Taiwan. The Fund may also invest in financial derivative instruments for performance enhancement. These financial derivative instruments may include warrants, participation notes and equity linked notes. The warrants, participation notes and equity linked notes will generally mirror the performance of the underlying equity security and are liquid, exchange-traded securities.

The Fund's portfolio generally will contain between 60 to 100 securities. The Fund may trade actively in foreign securities, including emerging market securities. Turner will not adhere to strict sector or industry constraints in managing the Fund, which may have a significant exposure to one or more sectors or industries and may have little or no exposure to various other sectors or industries. The sector allocation of the portfolio will reflect what Turner's portfolio management team believes are its best global growth stock ideas, and by purchasing only those securities Turner believes are the best stocks within each sector, Turner seeks to minimize the impact of poorly performing sectors on the overall portfolio. Additionally, while Turner will remain "country aware" when selecting securities for the Fund, there are no specific limits on country or region weightings. Country and regional weightings are a residual of Turner's bottom-up stock selection process, which blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns.

A holding will become a sell candidate if Turner detects deterioration in the company's earnings growth potential. Turner may also trim positions to adhere to capitalization or capacity constraints, or for other reasons.

The Fund may buy and sell securities frequently as part of its investment strategy.

Principal Risks

The Fund is intended for investors seeking long-term growth of capital who can withstand the share price volatility of equity investing.

Equity Risk. Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. You could lose all, or a substantial portion, of your investment in the Fund. Common stock investments are subject to the risk that other investments (including preferred stock and debt) will have claims on a company's securities of greater priority.

Capital Gain Risk. The Fund's investments will generate taxable income and realized capital gains. Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

Growth Stock Risk. The Fund is subject to the risk that growth stocks and non-U.S. stocks may underperform other segments of the equity market or the equity markets as a whole. The Fund invests in companies that Turner believes have strong earnings growth potential. Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

Foreign Security Risk. The Fund is subject to risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. The stocks held by the Fund may underperform other types of stocks, and they may not increase or may decline in value. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

Emerging Markets Risk. The Fund is subject to risks due to its investments in emerging markets countries. The markets of emerging markets countries are less liquid, subject to greater price volatility and generally subject to increased economic, political, regulatory and other uncertainties than more developed markets.

Foreign Currency Risk. The Fund is subject to risks due to its investments in securities denominated in foreign currencies. This is the risk that foreign currencies will fluctuate in value relative to the U.S. dollar, adversely affecting the value of the Fund's investments and its returns. Because the Fund's net asset value is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market

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PROSPECTUS

SUMMARY SECTION

depreciates against the U.S. dollar, even if the market value of the Fund's holdings appreciates.

Capitalization Size Risk. The Fund is subject to the risk that small, medium and large capitalization stocks may underperform other segments of the equity market or the equity markets as a whole. The Fund invests in companies that Turner believes are favorably priced in relation to their fundamental value and will likely appreciate over time.

Derivative Risk. The Fund is subject to risks due to investments in derivatives. An investment in derivatives can be more sensitive to changes in interest rates, counterparty risk and sudden fluctuations in market prices than conventional securities. Investments in derivative instruments, which may be leveraged, may result in losses exceeding the amounts invested. The Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivatives may make the fund subject to greater volatility than if it invested solely in other types of securities.

Portfolio Turnover Risk. The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities. The Fund's portfolio turnover rates are described in this Summary Section.

Performance Information

Prior to the date of this Prospectus, the Fund had not yet commenced operations and therefore does not have a performance history.

Management

Investment Adviser

Turner Investments, L.P. ("Turner" or the "Adviser") serves as the investment adviser to the Fund.

Portfolio Managers

Donald W. Smith, CFA, Portfolio Manager/Global Equity Analyst and Rick Wetmore, CFA, Portfolio Manager/Global Equity Analyst are the co-lead portfolio managers of the Fund. Mr. Smith joined Turner in 2003. Mr. Wetmore joined Turner in 2002.

Purchase and Sale of Fund Shares

Investors may purchase and redeem fund shares by phone, mail, wire or online, or through the Systematic Investment/Withdrawal Plan, on any day that the New York Stock Exchange ("NYSE") is open for business, between 9:00 A.M. and 4:00 P.M.

By Phone, Wire or through a Systematic Plan: contact a
Turner Funds representative at 1-800-224-6312

By Mail: write to Turner Funds at: P.O. Box 219805, Kansas City, MO 64121-9805

By Internet: www.turnerinvestments.com

Minimum Initial Investments

•  In general, the Fund's minimum initial investment is $250,000 for Institutional Class Shares and $2,500 for Investor Class Shares;

•  The minimum initial investment for the Systematic Investment Plan is $100,000 for Institutional Class Shares and $1,000 for Investor Class Shares; and

•  The minimum initial investment for Individual Retirement Accounts is $100,000 for Institutional Class Shares and $2,000 for Investor Class Shares.

Minimum Subsequent Investments

•  $5,000 for Institutional Class Shares and $50 for Investor Class Shares by phone, mail, wire or online; and

•  $5,000 for Institutional Class Shares and $50 for Investor Class Shares through the Systematic Investment Plan.

Tax Information

The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). In general, the Fund's distributions will be taxable to you for federal, state and local income tax purposes as ordinary income or capital gains, except that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial representative or visit your financial intermediary's website for more information.

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PROSPECTUS

ADDITIONAL INFORMATION ABOUT FUND STRATEGIES AND RISKS

Turner Funds (the "Trust" or "Turner Funds") is a mutual fund family that offers different classes of shares in separate investment portfolios. This Prospectus gives you important information about the Institutional Class Shares and Investor Class Shares of the Turner Emerging Markets Fund that you should know before investing.

TURNER EMERGING MARKETS FUND

Fund Strategy

The Turner Emerging Markets Fund invests primarily (at least 80% of net assets plus any borrowing for investment purposes) in common stocks and other equity securities of issuers economically tied to emerging markets. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. Emerging markets are defined as those markets included in the MSCI Emerging Markets Index. As of March 29, 2013, the index included the following countries: Brazil, Chile, China, Columbia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. The Fund's investment adviser may also consider as emerging markets those classified by the World Bank, International Finance Corporation or the United Nations as such. In determining if a security is tied to a foreign (non-U.S.) country, the Fund generally looks to the country of incorporation of the issuer. However, the Fund may determine a security is economically tied to a foreign country based on an issuer's country of domicile, where the majority of an issuer's revenues are generated or where an issuer's primary exchange is located. As a result, an issuer may be economically tied to more than one country. Investments may be in companies of any size.

The Fund may also invest in financial derivative instruments for efficient portfolio management purposes and in order to obtain access to certain restricted emerging markets, such as India, China or Taiwan. The Fund may also invest in financial derivative instruments for performance enhancement. These financial derivative instruments will include warrants, participation notes and equity linked notes. The warrants, participation notes and equity linked notes will generally mirror the performance of the underlying equity security and are liquid, exchange-traded securities.

Fund Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, and the prices of these companies' securities may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. You could lose all, or a substantial portion, of your investment in the Fund. In addition, many of the equity securities purchased by the Fund are common stocks. Common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of liquidation.

The Fund is subject to risks due to its foreign investments. Foreign stocks involve risks not typically associated with U.S. stocks. The stocks held by the Fund may underperform other types of stocks, and they may not increase or may decline in value.

The Fund is subject to risks due to its investments in emerging markets countries. The markets of emerging markets countries are less liquid, subject to greater price volatility and generally subject to increased economic, political, regulatory and other uncertainties than more developed markets.

The Fund is subject to risks due to its investments in securities denominated in foreign currencies. This is the risk that foreign currencies will fluctuate in value relative to the U.S. dollar, adversely affecting the value of the Fund's investments and its returns. Because the Fund's net asset value is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the market value of the Fund's holdings appreciates.

The Fund is subject to risks due to investments in derivatives. An investment in derivatives can be more sensitive to changes in interest rates, counterparty risk and sudden fluctuations in market prices than conventional securities. Investments in derivative instruments, which may be leveraged, may result in losses exceeding the amounts invested. The Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The Fund's investments in derivatives may make it subject to greater volatility than a fund that invested only in equity securities. Please see the Statement of Additional Information ("SAI") for additional information on derivative techniques used by the Fund and their attendant risks.

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PROSPECTUS

INVESTMENTS AND PORTFOLIO MANAGEMENT

More Information about Fund Investments

In addition to the investments and strategies described in this Prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this Prospectus, are further described in our SAI.

The investments and strategies described throughout this Prospectus are those that the Fund uses under normal conditions. During adverse economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Fund's objectives. The Fund will do so only if Turner believes that the risk of loss in using the Fund's normal strategies and investments outweighs the opportunity for gains.

In order to generate additional income, the Fund may lend its securities pursuant to one or more securities lending agreements (each a "Lending Agreement"). Unless otherwise agreed, security loans made pursuant to a Lending Agreement are required at all times to be continuously secured by collateral consisting of cash or securities of the U.S. government or its agencies or other liquid securities equal to at least 100% of the market value of the loaned securities. Collateral is marked to market daily. The Fund receives an annual fee for its participation in a Lending Agreement, and cash collateral received may be invested pursuant to terms approved by the Trust's Board of Trustees (the "Board") (including, among other things, into money market funds). All such investments are made at the risk of the Fund and, as such, the Fund is liable for investment losses. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

A complete schedule of the Fund's portfolio holdings, current as of month-end, will be available on the Turner Funds' website at www.turnerinvestments.com within 15 business days after the end of each calendar month. This information will remain available on the website at least until updated for the next month or until the Fund files with the Securities and Exchange Commission its semiannual/annual shareholder report or quarterly portfolio holdings report that includes such period. The Fund may terminate or modify this policy at any time without further notice to shareholders. A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the SAI.

Investment Adviser

Turner Investments, L.P., an SEC-registered adviser, serves as the investment adviser to the Fund. As the Fund's investment adviser, Turner makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. Turner and the Fund's Chief Compliance Officer also ensure compliance with the Fund's investment policies and guidelines.

As of June 30, 2013, Turner and its subsidiaries had approximately $8.9 billion in assets under management. A discussion regarding the basis for the Board's approval of the investment advisory contract for the Fund will be available in the Fund's first annual/semiannual report.

Prior Performance

Turner has experience in managing other accounts with investment objectives substantially similar to the Emerging Markets Fund (the "Other Accounts"). Included within these accounts is a private investment partnership ("Partnership") that has an investment objective, policies and strategies substantially similar to the Emerging Markets Fund. The table below shows the returns for the Other Accounts (including the Partnership and all other substantially similar accounts of the Other Accounts based on dollar weighted average of net assets) managed by Turner compared with the MSCI Emerging Markets Index for the periods shown. The performance history has been calculated in accordance with Global Investment Professional Standards and has been adjusted to show the performance net of all Emerging Markets Fund fees and expenses. Such performance reflects the reinvestment of dividends and other earnings, if any. The fees of the Other Accounts (including the Partnership) were lower than the fees of the Fund. Accordingly, the net returns shown below, which have been adjusted to reflect the Fund's fees and expenses, are lower than the actual performance obtained by an investor in the Other Accounts (including the Partnership). However, the actual performance obtained by an investor in the Other Accounts have been decreased because, in addition to the Partnership's management fee, the general partner of the Partnership is eligible to receive an incentive allocation from each investor's capital account, equal to 20% of any profits achieved for that investor in a fiscal year after recoupment of prior losses. The returns of the MSCI Emerging Markets Index assume all dividends and distributions have been reinvested.

	Total Return
Period	Gross (deducting incentive allocation)	Net of Fund fees and expenses (deducting incentive allocation)	MSCI Emerging Markets Index
2010*	22.59%	22.08%	17.03%
2011	(19.99)%	(20.68)%	(18.17)%
2012	23.42%	22.88%	18.69%
Since Inception (8/1/2010)	8.23%	7.46%	5.44%

*  Partial year return (August 1, 2010 through December 31, 2010)

Administrator

Turner Investments, L.P. also serves as Administrator to the Fund, for which it receives an annual administration fee of 0.15% of Turner Funds' aggregate average daily net assets up to $2 billion and 0.12% of such assets in excess of $2 billion. Under a separate sub-administration agreement between Turner and Citi Fund Services Ohio, Inc. ("Citi"), Citi provides sub-administrative services to the Fund.

More Information about Fund Management

On March 22, 2002, the Securities and Exchange Commission granted an exemptive order to the Turner Funds and Turner that permits Turner to use a "manager of managers" approach in providing investment advisory services to the Turner Funds. Pursuant to the terms of the order, Turner, subject to the supervision and approval of the Board, is permitted to hire, terminate and replace investment sub-advisers or make material changes to investment sub-advisory agreements without shareholder approval. When hiring a new sub-adviser, Turner would, however, furnish shareholders with information that is equivalent to what would be provided

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PROSPECTUS

INVESTMENTS AND PORTFOLIO MANAGEMENT

in a proxy statement requesting approval of a new sub-adviser. The order also permits Turner and the Turner Funds to disclose to shareholders the aggregate sub-advisory fees paid to sub-advisers, without disclosing the precise amount paid to each sub-adviser.

Turner is not currently using a multi-manager approach to manage the Turner Funds. It may employ such an approach when one of several situations arises. For example, if Turner determines that it does not have the expertise in an investment style or sector that it thinks a Turner Fund should track, it may select a sub-adviser that can fulfill this task. Also, if Turner or one of the Turner Funds' sub-advisers reaches "capacity" on assets managed within a Turner Fund, Turner may select another sub-adviser if the Turner Fund needs to add capacity. Therefore, even where Turner does implement the "manager of managers" approach, all of the Turner Funds might not rely on the approach at any given time.

When and if Turner determines to use the multi-manager approach, it will provide detailed information about the sub-adviser to the Board and make recommendations regarding the appropriate allocation of assets to each sub-adviser. The sub-adviser, in turn, will make investment decisions for the assets allocated to it and continuously review, supervise and administer the applicable Turner Fund's investment programs. It is expected that the "manager of managers" approach, when used from time to time by Turner and the Turner Funds, will (i) reduce fund expenses to the extent that a manager of managers Turner Fund will not have to prepare and solicit proxies each time a sub-advisory agreement is entered into or modified; (ii) promote efficient hiring and termination according to the judgment of the Board and Turner; and (iii) relieve shareholders of the very responsibility that they are paying Turner to assume, that is, the selection, termination and replacement of sub-advisers. Shareholder approval will be obtained before the "manager of managers" structure is used for any particular Turner Fund.

As investment adviser to the Turner Funds, Turner has the ultimate responsibility over any sub-adviser and is responsible for the investment performance of the Turner Funds.

Portfolio Managers

Each lead co-lead portfolio manager is supported by a team of investment professionals.

Donald W. Smith, CFA, Portfolio Manager/Global Equity Analyst joined Turner in 2003. He is co-lead portfolio manager of the Emerging Markets Fund. He has 16 years of investment experience.

Rick Wetmore, CFA, Portfolio Manager/Global Equity Analyst joined Turner in 2002. He is co-lead portfolio manager of the Emerging Markets Fund. He has 11 years of investment experience.

The SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Fund.

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PROSPECTUS

PURCHASING, SELLING AND EXCHANGING SHARES OF THE FUND

■  No Sales Charges

There are no sales charges when you purchase Institutional Class or Investor Class Shares of the Fund.

■  How To Buy Shares (See chart on page 10 for details)

•  By phone, mail, wire or online at www.turnerinvestments.com;

•  Through the Systematic Investment Plan; and

•  Through exchanges from another Turner Fund.

■  Minimum Initial Investments

•  In general, each Fund's minimum initial investment is $250,000 for Institutional Class Shares;

•  The minimum initial investment for the Systematic Investment Plan is $100,000 for Institutional Class Shares and $2,500 for Investor Class Shares; and

•  The minimum initial investment for Individual Retirement Accounts is $100,000 for Institutional Class Shares and $50 for Investor Class Shares.

We reserve the right to waive the minimum initial investment requirement.

■  Minimum Subsequent Investments

•  $5,000 for Institutional Class Shares and $50 for Investor Class Shares by phone, mail, wire or online; and

•  $5,000 for Institutional Class Shares and $50 for Investor Class Shares through the Systematic Investment Plan.

We reserve the right to waive the minimum subsequent investment requirement. We may waive this minimum for persons investing in the Fund through a "wrap" or managed account program, or through an employer-sponsored retirement plan. Investors purchasing shares of the Fund through a wrap or managed account program may incur expenses in addition to those charged by the Fund. Investors should consult their program sponsor concerning such additional expenses.

■  Systematic Investing

•  Our Systematic Investment Plan allows you to purchase shares automatically through regular deductions from your bank checking or savings account in order to reach the applicable minimum investment. Please contact us for information regarding participating banks.

•  You will need a minimum investment of $100,000 for Institutional Class Shares and a minimum of $1,000 for Investor Class Shares to open your account.

•  If you stop your scheduled investments before reaching the applicable minimum investment, we reserve the right to close your account. We will provide 60 days' written notice to give you time to add to your account, and avoid the sale of your shares.

■  Systematic Withdrawal Plan

If you have at least $250,000 for Institutional Class Shares and $1,000 for Investor Class Shares in your account, you may use the Systematic Withdrawal Plan. Under the plan, you may arrange for monthly, quarterly, semiannual or annual automatic withdrawals of at least $1,000 for Institutional Class Shares and $50 for Investor Class Shares

from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, through electronic transfer to your account.

■  Minimum Account Size

•  In general, you must maintain a minimum account balance of $250,000 for Institutional Class Shares and $1,000 for Investor Class Shares. If your account drops below $250,000 for Institutional Class Shares and $1,000 for Investor Class Shares due to redemptions, you may be required to sell your shares.

•  You will receive at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

Please note that you may incur a tax liability as a result of a redemption.

■  Choosing Institutional Class and Investor Class Shares

•  Institutional Class and Investor Class Shares have different expenses and other characteristics. Institutional Class Shares have lower annual expenses while Investor Class Shares have higher annual expenses than Institutional Class Shares. The performance of each of these share classes will differ due to differences in expenses.

•  Investor Class Shares are for investments made through certain financial institutions or intermediaries.

•  Institutional Class shares are for individual investors and for certain institutional investors investing for their own or their customers' accounts.

■  When Can You Purchase, Sell or Exchange Shares?

•  You may purchase, sell or exchange shares on any day that the New York Stock Exchange ("NYSE") is open for business. We define this as a "Business Day."

•  You may purchase, sell or exchange shares by phone on any Business Day between 9:00 A.M. and 4:00 P.M.

•  In order to receive the current Business Day's net asset value (NAV) all trades (including trades requested over the phone) must be received by DST Systems, Inc., the Fund's transfer agent (the "Transfer Agent"), or a designated financial intermediary by 4:00 P.M. (Eastern time). Trades received after that time will be executed at the following Business Day's closing price.

■  How Fund Prices Are Calculated

•  The price per share (also referred to as the offering price) will be the NAV determined after the Fund's Transfer Agent or a designated financial intermediary receives your purchase order in Good Order (as defined below).

•  The Fund's NAV is calculated once each Business Day at the regularly scheduled close of normal trading on the NYSE (usually 4:00 P.M. Eastern time). Shares are not priced on days on which the NYSE is closed for trading.

•  In calculating the NAV, the Fund generally values its investment portfolio at market price. If market prices for a security are unavailable or the Fund believes that they are unreliable, the Fund's Fair Value Pricing Committee may determine, in good faith using methods approved by, and under the ultimate supervision of, the

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PURCHASING, SELLING AND EXCHANGING SHARES OF THE FUND

Board, the fair value of such security. A significant event may cause the market price for a security held by the Fund to become unavailable or unreliable. Such events include, but are not limited to: market disruptions or closings; governmental actions; corporate actions, such as reorganizations, mergers or buy-outs; corporate announcements on earnings; significant litigation; and regulatory developments. While the use of fair valuations may reduce stale pricing arbitrage opportunities, it involves the risk that the values used by the Fund to price its investments may be different from those used by other mutual funds to price the same investments.

■  Exchanging Shares

•  Institutional Class Shares of the Fund may be exchanged for Institutional Class Shares of another Turner Fund and Investor Class Shares of the Fund may be exchanged for Investor Class Shares of another Turner Fund, subject to any applicable limitations resulting from the closing of Turner Funds to new investors.

•  Existing shareholders of Investor Class Shares of the Fund that are eligible to hold Institutional Class Shares may exchange their Investor Class Shares for Institutional Class Shares.

•  When you exchange shares, you are selling your shares and buying other fund shares, which is a taxable event. Your sale price and purchase price will be based on the NAV next calculated after the Fund's Transfer Agent or a designated financial intermediary receives your exchange request in Good Order (as defined below).

■  Purchases, Sales and Exchanges through Financial Institutions

You may also purchase, sell or exchange shares through accounts with brokers and other financial institutions that are authorized to place trades in Fund shares for customers. If you invest through an authorized institution, you will have to follow its procedures, which may differ from the procedures for investing directly with us. For example, in order for your transaction to be processed on the day that the order is placed, your financial institution may require you to place your order at an earlier time in the day than would be required if you were placing the order directly with the Fund. This allows the financial institution time to process your order and transmit it to the Fund's Transfer Agent.

Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund. For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly.

■  Limitations on Purchases, Sales and Exchanges

•  The Fund's Transfer Agent will only accept purchase requests that are in good order ("Good Order"). Good Order requires that the purchaser provide a completed and signed account application, including the purchaser's social security number, tax identification number, and other identification required by law or regulation. We may require that you provide photo identification such as a driver's license or passport, and may telephone you to verify information you have provided. If you do not provide the required information, or if we are unable to verify your identity, the Fund and its Transfer Agent reserve the right to not open or to close your account or to take such other steps as we deem reasonable, including initiating further identity verification procedures. Purchases may be made only in U.S. dollars drawn on U.S. banks. Cash, cashier's checks, traveler's checks, money orders, credit cards, credit card checks, or third-party checks (except for properly endorsed IRA rollover checks) will not be accepted. The Fund may reject or cancel any purchase orders, including the purchase component of an exchange, for any reason. The Fund will inform shareholders of a rejected purchase order generally within three business days of the Fund's receipt of the order. Generally, cancellation notices will be sent via U.S. mail on the business day after a purchase order is received.

•  The Fund will normally send your sale proceeds to you within three Business Days after the Transfer Agent receives your redemption request, but it may take up to seven days. If you recently purchased your shares by check or through Automated Clearing House (ACH), redemption proceeds may not be available, or exchange requests may not be permitted, until your investment has cleared (which for checks may take up to 15 days from the date of purchase).

•  As described more fully in the SAI, the Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons as permitted by the SEC.

•  Excessive, short-term trading in Fund shares and other abusive trading practices ("abusive trading") may disrupt portfolio management strategies, harm Fund performance, dilute the value of Fund shares and increase brokerage and administrative costs. The Board has adopted policies in order to discourage abusive trading in the Fund. The policies, which apply to all accounts investing in the Fund, prohibit the Fund's service providers from knowingly: (i) opening accounts for the purpose of market timing the Fund; (ii) entering client trades for the purpose of market timing; (iii) processing exchanges or switches for the purpose of market timing; and (iv) assisting a shareholder in commingling multiple clients' funds in an omnibus account for the purpose of market timing. The policies also require the Fund's Adviser to maintain policies and procedures designed to detect and deter abusive trading. While these policies and procedures seek to discourage abusive trading in the Fund, neither the Fund nor the Adviser can guarantee that such policies and procedures will be successful in doing so, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus accounts maintained by brokers, retirement plan sponsors and other financial intermediaries. The Fund and its service providers may, in certain circumstances, request access to information about individual shareholder transactions made through such omnibus arrangements. However, the Fund cannot assure that their policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares) or otherwise, and as a result frequent trading could adversely affect the Fund and its long-term shareholders as discussed above.

•  The Fund reserves the right to reject any purchase order (including an exchange order) from any shareholder that the Fund, in its sole discretion, believe has a history of engaging in abusive trading or

8

PROSPECTUS

PURCHASING, SELLING AND EXCHANGING SHARES OF THE FUND

whose trading activity, in the Fund's judgment, has been or may be disruptive to the Fund. In making this determination, the Fund may consider trading done in multiple accounts under common ownership or control.

•  Shareholders are currently permitted to make up to 4 "roundtrip" transactions between Turner Funds in any calendar year. A roundtrip transaction is a redemption or exchange of shares of the Fund followed by a purchase back into that same Fund. If a shareholder exceeds 4 roundtrip transactions per calendar year, or if the Fund determines, in its sole discretion, that a shareholder's exchange activity is short-term in nature or otherwise not in the best interest of the Fund, the Fund may bar the shareholder from making further exchanges or purchases. We may change or cancel our exchange policy at any time upon 60 days' notice.

•  The Fund may be unable to compel all financial intermediaries who offer Fund shares to apply the limitations set forth above to curtail frequent trading. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative abusive trading policies and trading restrictions reasonably designed to reduce incentives to engage in abusive trading.

9

PROSPECTUS

PURCHASING, SELLING AND EXCHANGING SHARES OF THE FUND

	HOW TO OPEN AN ACCOUNT	HOW TO ADD TO AN ACCOUNT
BY TELEPHONE	Call 1-800-224-6312 between 9:00 A.M. and 4:00 P.M. (Eastern Time). You must authorize each type of transaction on your account application that accompanies this Prospectus. If you call, the Fund's representative may request personal identification and record the call.
If you already have an account and you have authorized telephone transactions, you may open an account in another Turner Fund. The registration on the accounts must be identical.

Current shareholders may purchase shares by telephone if they have previously requested this privilege on the account application. Call 1-800-224-6312 and provide your account number to the Turner Funds representative. You must then instruct your bank to wire the money. Please see the wire instructions below.

BY INTERNET	You can open an account online only if you already have an existing Turner Funds account. The registration on the account must be identical.

You can make additional investments by going to our website at www.turnerinvestments.com. Use your existing account number and tax ID number to create a personal identification number (PIN). These investments will be made via ACH and will be deducted from your bank account. Your account will be credited with the additional shares on the trade date, but the dollar amount will not post until it clears the banking system.

BY MAIL	Send the completed application that accompanies this Prospectus and a check payable to the Turner Funds to:
The Turner Funds
c/o DST Systems Inc.
P.O. Box 219805
Kansas City, MO 64121-9805
By express or overnight mail to:
The Turner Funds
c/o DST Systems Inc.
430 W. 7th Street
Kansas City, MO 64105
Checks must be in U.S. dollars and drawn on U.S. banks. Cash, cashier's checks, traveler's checks, money orders, credit cards, credit card checks, or third-party checks (except for properly endorsed IRA rollover checks) will not be accepted.

Please send your check payable to the Turner Funds along with a signed letter stating the name of the Fund and your account number, to the address listed under "By Mail" in the How to Open an Account section above. Do not send requests to buy, sell or exchange shares to the Fund's Adviser or Distributor.

BY WIRE	Please contact a Turner Funds representative at 1-800-224-6312 to let us know that you intend to make your initial investment by wire. You will be given a fax number to which you should send your completed account application. You will receive a telephone call from our representatives with your new account number. Wire funds to:
United Missouri Bank of Kansas NA
ABA #10-10-00695
Account # 98-7060-116-8
Further credit: [include name of Fund, shareholder name and your Turner Funds account number]	Please contact a Turner Funds representative at 1-800-224-6312 to let us know that you intend to send money by wire. Wire funds to:
United Missouri Bank of Kansas NA
ABA #101000695
Account # 9870601168
Further credit: [include name of Fund, shareholder name and your Turner Funds account number]
AUTOMATIC TRANSACTIONS

You can open an account through our Systematic Investment Plan for $100,000 for Institutional Class Shares and $1,000 for Investor Class Shares. You must elect this option on your account application. Please call a Turner Funds representative at 1-800-224-6312 for assistance.

Regularly scheduled investments can be deducted automatically from your bank checking or savings account. You can arrange monthly, quarterly, semiannual or annual automatic investments.

10

PROSPECTUS

PURCHASING, SELLING AND EXCHANGING SHARES OF THE FUND

	HOW TO SELL SHARES	HOW TO EXCHANGE SHARES
BY TELEPHONE

You may sell shares by calling 1-800-224-6312 provided that you have previously requested this privilege on your account application. The Fund will send money only to the address of record via check, ACH or by wire (your bank may charge you a wire fee). The sale price of each share will be the next NAV determined after the Fund's Transfer Agent or a designated financial intermediary receives your request in Good Order.

You may exchange shares on any Business Day by calling the Fund at 1-800-224-6312, or by placing the order through your financial institution (if applicable). If you recently purchased shares by check or through ACH, you may not be able to exchange your shares until your investment has cleared (which may take up to 15 days from the date of purchase).

BY INTERNET

Existing shareholders can sell shares via our website at www.turnerinvestments.com. The sale price of each share will be the next NAV determined after the Transfer Agent receives your request in Good Order. Redemptions will be funded via check, ACH or wire to the instructions of record.

Go to www.turnerinvestments.com.
BY MAIL

Please send a letter with your name, Fund name, account number and the amount of your request, to the address listed under "By Mail" in the How to Open an Account section above. Do not send requests to buy, sell or exchange shares to the Fund's Adviser or Distributor. All letters must be signed by the owners of the account. The sale price of each share will be the next NAV determined after the Fund's Transfer Agent receives your request in Good Order. All proceeds will be mailed or wired (depending on instructions given) to the address or instructions given to us when the account was opened.

You may exchange shares on any Business Day by writing to the Fund, or by placing the order through your financial institution (if applicable). If you recently purchased shares by check or through ACH, you may not be able to exchange your shares until your investment has cleared (which may take up to 15 days from the date of purchase).

BY WIRE

Proceeds from the sale of shares from your account may be wired to your bank account. Your bank may charge you a fee for this service. Please follow the instructions for "How to Sell Shares" by telephone above.

Not applicable
AUTOMATIC TRANSACTIONS

If you have at least $250,000 for Institutional Class Shares and $10,000 for Investor Class Shares in your account, you may use the Systematic Withdrawal Plan. Under this Plan, you can arrange monthly, quarterly, semiannual or annual automatic withdrawals of at least $25,000 for Institutional Class Shares and $50 for Investor Class Shares from the Fund. The proceeds will be mailed to you by check or electronically transferred to your bank checking or savings account.

Not applicable

11

PROSPECTUS

OTHER POLICIES

Additional Information Regarding Fund Fees and Expenses

"Other Expenses" listed in the fee table on page 1 ("Table") include dividends and interest on securities that the Fund sells short ("short sale dividends and interest"). Short sale dividends and interest are treated as an expense, and increase the Fund's total expense ratio. Finally, the "Acquired Fund Fees and Expenses" listed in the Table include the expense of acquired funds (e.g., available cash that is temporarily invested in money market funds) in which the Fund invests.

Foreign Investors

The Fund does not generally accept investments by non-U.S. persons (for these purposes, the United States includes its territories and possessions). Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact Turner Funds' Investor Services Team, at 1-800-224-6312, for more information.

Customer Identification and Verification

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. This information will be verified to ensure the identity of all persons opening a mutual fund account.

The Fund is required by law to reject your new account application if you do not provide the required identifying information.

In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify your identity, and the Fund shall have no obligation with respect to the terms of any such document.

The Fund will attempt to collect any missing information required on the application by contacting you or, if applicable, your broker. If the Fund is unable to obtain this information within a timeframe established in its sole discretion (e.g., 72 hours), which may change from time to time, your application will be rejected.

Upon receipt of your application by the Fund's Transfer Agent or a designated financial intermediary in Good Order (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV per share next determined after receipt of your application in Good Order.

However, the Fund reserves the right to close your account at the then-current day's NAV and remit proceeds to you via check if it is unable to verify your identity. The Fund will attempt to verify your identity within a timeframe established in its sole discretion (e.g., 96 hours), which may change from time to time. The Fund further reserves the right to hold your proceeds until your check for the purchase of Fund shares clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Anti-Money Laundering Program

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under Federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority or by applicable law.

Redemptions In-Kind

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in-kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale, as with any redemption. In addition, you will be subject to the risk that the value of the securities distributed to you may change until you sell them.

Telephone/Online Transactions

Purchasing, selling and exchanging Fund shares over the telephone or via the website is extremely convenient, but not without risk. Turner Funds has established certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. So long as these safeguards and procedures are followed, Turner Funds generally will not be responsible for any losses or costs incurred by following telephone or web instructions we reasonably believe to be genuine. If you or your financial institution transacts business with Turner Funds over the telephone or via our website, you will generally bear the risk of any loss.

Signature Guarantees

A signature guarantee is a widely accepted way to protect shareholders by verifying the signature in certain circumstances including:

•  Written requests for redemptions in excess of $50,000;

•  All written requests to wire redemption proceeds to a bank other than the bank previously designated on the account application; and

•  Redemption requests that provide that the proceeds should be sent to an address other than the address of record or to a person other than the registered shareholder(s) for the account.

Signature guarantees can be obtained from any of the following institutions: a national or state bank, a trust company, a credit union, a federal savings and loan association, or a broker-dealer that is a member of a national securities exchange. A notarized signature from a notary public is not sufficient.

12

PROSPECTUS

OTHER POLICIES

Before it grants a redemption request, the Fund may require a shareholder to furnish additional legal documents to insure proper authorization.

Accounts held by a corporation, trust, fiduciary or partnership, may require additional documentation along with a signature guaranteed letter of instruction. Please contact Shareholder Services at 1-800-224-6312 for more information. The Fund participates in the Paperless Legal Program.

Requests received with a Medallion Signature Guarantee will be reviewed for the proper criteria to meet the guidelines of the Program and may not require additional documentation.

Householding

To reduce expenses and demonstrate respect for the environment, we will deliver a single copy of the Fund's financial reports, prospectuses, proxy statements and other similar documents to multiple investors who: share a post office box or residential street address; and either have the same last name or we reasonably believe to be members of the same family, unless we receive contrary instructions from you. If you wish to receive individual delivery of the documents, please contact us at 1-800-224-6312, and individual delivery of the documents will begin within 30 days of your request. Otherwise, delivery of a single copy of the documents to multiple investors will continue indefinitely.

Closing the Fund to New Investors

We believe that there are limits to the amount an investment adviser can effectively invest in certain asset classes. Too many advisers try to manage more money regardless of their capacity to find attractive investments. Turner and the Fund will not do this. The Fund will be closed to new investors (with the limited exceptions explained elsewhere in this Prospectus) once assets under management reach certain specified levels. Turner and the Fund may reopen investment styles should asset levels fall below capacity limits. Existing shareholders of the Fund will be notified before it is closed to new investors. Existing shareholders of Investor Class Shares of the Fund that are eligible to hold Institutional Class Shares may exchange their Investor Class Shares for Institutional Class Shares.

If the Fund is closed to new investors, existing shareholders of the Fund and, at the discretion of the closed Fund, third party plan administrators that have existing agreements with Turner and/or the Fund, may: (i) make investments in the closed Fund, (ii) reinvest dividends and capital gains distributions in the closed Fund, and (iii) open additional accounts with the Fund, provided the new accounts are registered in the same shareholder name or have the same taxpayer identification or social security number assigned to them.

Shareholder Services

The Fund has adopted a Shareholder Service Plan (the "Service Plan") that allows Investor Class Shares of the Fund to pay service fees to organizations that enter into agreements ("Service Providers") to provide administrative services to the Fund. Under the Service Plan, if a Service Provider provides shareholder services, including responding to shareholder inquires and assisting shareholders with their accounts, the Fund may pay shareholder service fees at a rate not to exceed 0.25% of its Investor Class Shares' average daily net assets. Currently Investor Class Shares of the

Fund pay 0.25% in shareholder servicing fees. Because these fees are paid out of the Fund's net assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of charges.

Distribution of Fund Shares

Foreside Fund Services, LLC (the "Distributor"), a registered broker-dealer, serves as Distributor of the Fund. The Distributor may enter into arrangements with banks, broker-dealers and other financial institutions through which investors may purchase or redeem shares. The Distributor is not affiliated with the Adviser, Transfer Agent, Citi, or their affiliates.

Turner and/or its affiliates are permitted to make payments relating to distribution, servicing and sales support activities out of their profits or other sources available to them (and not as an additional charge to the Fund). Turner and/or its affiliates may pay affiliated and unaffiliated service organizations compensation for the sale and distribution of shares of the Fund or for other services to the Fund and shareholders. These payments ("Additional Payments") would be in addition to Fund payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the service organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the service organization. The aggregate amount of Additional Payments may be substantial. The Additional Payments include amounts that are sometimes referred to as "revenue sharing" payments. In some circumstances, these revenue sharing payments may create an incentive for a service organization, its employees or associated persons to recommend or sell shares of the Fund to you. Please contact your service organization for details about Additional Payments it may receive. For more information on Additional Payments, see the Statement of Additional Information. Turner does not direct portfolio transactions to broker-dealers in exchange for sales of Fund shares or to receive preferential marketing treatment.

13

PROSPECTUS

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Fund distributes its income annually as a dividend to shareholders.

The Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after we receive your written notice. To cancel your election, simply send written notice to the Fund.

Taxes

The following is a summary of certain U.S. tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual U.S. citizens or residents. You should consult your tax adviser for further information regarding federal, state, local and foreign tax consequences relevant to your specific situation.

Distributions

The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). In general, the Fund's distributions will be taxable to you for federal, state and local income tax purposes. Distributions are taxable whether they are received in cash or reinvested in Fund shares. For federal tax purposes, Fund distributions attributable to short-term capital gains and net investment income are generally taxable to you as ordinary income. Distributions attributable to the net capital gain of the Fund generally are taxable to you as long-term capital gain. This is true no matter how long you own your shares.

Under current provisions of the Internal Revenue Code, the maximum long-term capital gain tax rate applicable to individuals, estates, and trusts is generally 23.8% (which includes a 3.8% Medicare tax). Also, Fund distributions to non-corporate shareholders attributable to dividends received by the Fund from U.S. and certain foreign corporations will generally be taxed at the long-term capital gain rate, as long as certain other requirements are met. The amount of the Fund's distributions that qualify for this favorable tax treatment may be reduced as a result of the Fund's securities lending activities, a high portfolio turnover rate or investments in debt securities or "non-qualified" foreign corporations. For these lower rates to apply to Fund distributions, the non-corporate shareholders must have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund's ex-dividend date.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in October, November or December but paid in January are taxable as if they were paid on December 31.

A percentage of the Fund's dividends paid to corporate shareholders may be eligible for the corporate dividends-received deduction. This percentage may, however, be reduced as a result of the Fund's securities lending activities, by a high portfolio turnover rate or by investments in debt securities or foreign corporations.

The Fund may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. The Fund may elect, for federal income tax purposes, to treat certain foreign taxes paid by it, including generally any withholding and other foreign income taxes, as paid by its shareholders. If the Fund makes this election, the amount of those foreign taxes paid by the Fund will be included in its shareholders' income pro rata (in addition to taxable distributions actually received by them), and each such shareholder will be entitled either (1) to credit that proportionate amount of taxes against U.S. federal income tax liability as a foreign tax credit or (2) to take that amount as an itemized deduction. If the Fund is not eligible or chooses not to make this election, the Fund will be entitled to deduct any such foreign taxes in computing the amounts it is required to distribute.

You should note that if you purchase shares of the Fund just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

Sales and Exchanges

You will generally recognize taxable gain or loss for federal income tax purposes on a sale, exchange or redemption of your shares, including an exchange of your shares of the Fund for shares of another Turner Fund, in an amount equal to the difference between your tax basis in the shares and the amount you receive for them. Generally, this gain or loss is long-term or short-term depending on whether your holding period exceeds twelve months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a disposition of shares of the Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

For shares of the Fund, cost basis will generally be reported to you by the Internal Revenue Service. Cost basis will be calculated using the Fund's default method of average cost or, for shares held through a broker, your broker's default method, unless you instruct the Fund or your broker, as the case may be, to use a different calculation method. (To aid in computing your tax basis, you should generally retain your account statements for the periods during which you held shares.)

IRAs and Other Tax-Qualified Plans

The one major exception to the tax principles described above is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Backup Withholding

If you (a) have provided either an incorrect Social Security Number or Taxpayer Identification Number or no number at all, (b) are subject to withholding by the Internal Revenue Service for prior failure to properly include reportable interest or dividends on your return, or (c) have failed to certify to Turner Funds, when required to do so, that you are not subject to

14

PROSPECTUS

DIVIDENDS, DISTRIBUTIONS AND TAXES

backup withholding or are an "exempt recipient," then Turner Funds will be required in certain cases to withhold and remit to the Internal Revenue Service 28% of the dividends and distributions payable to you.

U.S. Tax Treatment of Foreign Shareholders

Generally, nonresident aliens, foreign corporations and other foreign investors are subject to a 30% withholding tax on dividends paid by a U.S. corporation, although the rate may be reduced for an investor that is a qualified resident of a foreign country with an applicable tax treaty with the United States. In the case of regulated investment companies such as the Fund, however, certain categories of dividends are exempt from the 30% withholding tax. These generally include dividends attributable to the Fund's net capital gains (the excess of net long-term capital gains over net short-term capital loss) and, for taxable years of the Fund beginning before January 1, 2014, dividends attributable to the Fund's interest income from U.S. obligors and dividends attributable to net short-term gains of the Fund. Generally, to obtain the benefit of any such exemptions, or the benefit of a reduction of withholding taxes as a result of a tax treaty, the shareholder must furnish the Fund with a properly completed Form W-8BEN.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on the sale, exchange or redemption of shares in the Fund.

In contrast, if a foreign investor conducts a trade or business in the United States and the investment in the Fund is effectively connected with that trade or business, or a foreign individual investor is a permanent United States resident or meets the "substantial presence" test based on the actual number of days present in the United States, then the foreign investor's income from the Fund will generally be subject to U.S. federal income tax at graduated rates in a manner similar to the income of a U.S. citizen or resident.

Beginning January 1, 2014, the Fund will be required to withhold 30% tax on certain payments to foreign entities that do not meet specified information reporting requirements under the Foreign Account Tax Compliance Act.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in the Fund.

State and Local Taxes

You may also be subject to state and local taxes on income from Fund shares. State income taxes may not apply, however, to the portions of the Fund's distributions, if any, that are attributable to interest on U.S. government securities. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

Your investment in the Fund could have additional tax consequences. You should consult your tax professional for information regarding all tax consequences applicable to your investments in the Fund. This short summary is not intended as a substitute for careful tax planning.

More information is contained in the Statement of Additional Information.

15

PROSPECTUS

TURNER FUNDS FINANCIAL HIGHLIGHTS

There are no financial highlights for the Fund because it has not commenced operations as of the date of this Prospectus.

16

Turner Funds

Investment Adviser

Turner Investments, L.P.
1205 Westlakes Drive, Suite 100
Berwyn, PA 19312

Distributor

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

More information about the Fund is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated August 6, 2013 includes information about the Fund. The SAI is on file with the SEC and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

Annual and Semiannual Reports

These reports contain information about the Fund's holdings, investment strategies, recent market conditions and trends, and their impact on Fund performance. These reports also contain detailed financial information about the Fund.

To obtain an SAI, Annual or Semiannual Report, without charge, upon request, or to request other information about the Fund or to make shareholder inquiries:

By Telephone: Call 1-800-224-6312

By Mail:  Write to Turner Funds at:
P.O. Box 219805
Kansas City, MO 64121-9805

By Internet: www.turnerinvestments.com

From the SEC: You can also obtain the SAI or the Annual and Semiannual Reports, as well as other information about Turner Funds, from the EDGAR Database on the SEC's website (www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102.

You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

Turner Funds' Investment Company Act registration number is 811-07527.

[ ]

TURNER FUNDS

Turner Emerging Markets Fund

•            Institutional Class (TEEEX)

•            Investor Class (TFEMX)

August 6, 2013

Investment Adviser:

TURNER INVESTMENTS, L.P.

This Statement of Additional Information is not a prospectus and relates only to the Turner Emerging Markets Fund.  It is intended to provide additional information regarding the activities and operations of the Turner Funds and should be read in conjunction with the Turner Emerging Markets Fund’s Prospectus dated August 6, 2013.  The Prospectus may be obtained without charge by calling 1-800-224-6312.  The Fund’s Annual and Semiannual Reports (when available) may be obtained by calling the toll-free number above.

THE TRUST		1

INVESTMENT OBJECTIVE		1

INVESTMENT POLICIES		1

GENERAL INVESTMENT POLICIES		2

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS		2

DISCLOSURE OF PORTFOLIO HOLDINGS		20

INVESTMENT LIMITATIONS		21

THE ADVISER		23

THE ADMINISTRATOR		26

SHAREHOLDER SERVICES		27

DISTRIBUTION		27

TRUSTEES AND OFFICERS OF THE TRUST		28

COMPUTATION OF YIELD AND TOTAL RETURN		35

PURCHASE AND REDEMPTION OF SHARES		35

DETERMINATION OF NET ASSET VALUE		36

TAXES		37

PORTFOLIO TRANSACTIONS		38

VOTING		39

DESCRIPTION OF SHARES		39

SHAREHOLDER LIABILITY		40

LIMITATION OF TRUSTEES’ LIABILITY		40

CODE OF ETHICS		40

PROXY VOTING		40

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS		42

CUSTODIAN		42

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM		42

LEGAL COUNSEL		42

APPENDIX A	DESCRIPTION OF SECURITIES RATINGS	A-1

APPENDIX B	PROXY VOTING POLICIES AND PROCEDURES	B-1

THE TRUST

This Statement of Additional Information (“SAI”) relates to the Turner Emerging Markets Fund (the “Fund”).

The Fund is a separate series of Turner Funds (the “Trust” or the “Funds”), an open-end management investment company established as a Massachusetts business trust under an Agreement and Declaration of Trust dated January 26, 1996, as amended on February 21, 1997 and August 17, 2001 (the “Declaration of Trust”), which consists of both diversified and non-diversified funds.  The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest (the “shares”) and separate classes of shares within each such separate series.  Each series is a separate mutual fund and each share of each series represents an equal proportionate interest in that series.  Shareholders may purchase shares in the Fund through two separate classes, Institutional Class and Investor Class.  Except for differences among the share classes pertaining to certain expenses, each share of each series represents an equal proportionate interest in that series.  Please see “Description of Shares” for more information.  The Trust also offers 10 other mutual funds, which are described in separate prospectuses and statements of additional information.

Turner Investments, L.P. (“Turner” or the “Adviser”) serves as the investment adviser for the Fund.

Capitalized terms not defined herein are defined in the Prospectus.

INVESTMENT OBJECTIVE

Turner Emerging Markets Fund:  The Turner Emerging Markets Fund seeks long-term capital appreciation.

There can be no assurance that the Fund will achieve its investment objective.

INVESTMENT POLICIES

Turner Emerging Markets Fund: The Turner Emerging Markets Fund invests primarily (at least 80% of net assets plus any borrowing for investment purposes) in common stocks and other equity securities of issuers economically tied to emerging markets.  Emerging markets are defined as those markets included in the MSCI Emerging Markets Index.  As of March 29, 2013, the index included the following countries:  Brazil, Chile, China, Columbia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey.  The Fund’s investment adviser may also consider as emerging markets those classified by the World Bank, International Finance Corporation or the United Nations.  In determining if a security is tied to a foreign (non-U.S.) country, the Fund generally looks to the country of incorporation of the issuer.  However, the Fund may determine a security is economically tied to a foreign country based on an issuer’s country of domicile, where the majority of an issuer’s revenues are generated or where an issuer’s primary exchange is located.  As a result, an issuer may be economically tied to more than one country.  Investments may be in companies of any size.

GENERAL INVESTMENT POLICIES

The Fund may purchase securities on a when-issued basis and borrow money.

The Fund may enter into futures and options transactions.

The Fund may hold and invest up to 15% of its net assets in illiquid securities.

The Fund may purchase convertible securities.

The Fund may enter into repurchase agreements.

The Fund may purchase fixed income securities, including variable and floating rate instruments and zero coupon securities.

The Fund may purchase Rule 144A securities and other restricted securities.

The Fund may purchase obligations of supranational entities.

The Fund may, for temporary defensive purposes, invest up to 100% of its total assets in money market instruments (including U.S. government securities, bank obligations, commercial paper rated in the highest rating category by a nationally recognized statistical rating organization (a “NRSRO”) and repurchase agreements involving the foregoing securities), shares of money market investment companies (to the extent permitted by applicable law and subject to certain restrictions) and cash.

During normal market conditions, in order to meet applicable margin requirements or otherwise, the Fund may maintain a significant portion of its assets in cash or cash equivalents.

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The Fund may invest in each of the investments listed below, or engage in each of the investment techniques listed below unless otherwise indicated.

American Depositary Receipts (“ADRs”)

ADRs are securities, typically issued by a U.S. financial institution (a “depositary”), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary.  ADRs may be available through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security.  Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility.  The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

The Fund may also invest in sponsored or unsponsored European Depositary Receipts (“EDRs”) or Global Depositary Receipts (“GDRs”).  EDRs also represent securities of foreign issuers and are designed for use in European markets.  A GDR represents ownership in a non-U.S. company’s publicly traded securities that are traded on foreign stock exchanges or foreign over-the-counter markets.  Holders of unsponsored ADRs, EDRs or GDRs generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute investor communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

Asset-Backed Securities

Asset-backed securities are secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables.  Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets.  Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

Borrowing

The Fund may borrow money equal to 5% of its total assets for temporary purposes to meet redemptions or to pay dividends.  Borrowing may exaggerate changes in the net asset value of the Fund’s shares and in the return on the Fund’s portfolio.  Although the principal of any borrowing will be fixed, the Fund’s assets may change in value during the time the borrowing is outstanding.  The Fund may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowing.  The Fund may be required to earmark or segregate liquid assets in an amount sufficient to meet its obligations in connection with such borrowings.  In an interest rate arbitrage transaction, the Fund borrows money at one interest rate and lends the proceeds at another, higher interest rate.  These transactions involve a number of risks, including the risk that the borrower will fail or otherwise become insolvent or that there will be a significant change in prevailing interest rates.  In the event that the Fund’s asset coverage shall fall below 300% of any amounts borrowed, the Fund will, within three business days thereafter (not including Sundays and holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of the Fund’s borrowings shall be at least 300%.

Convertible Securities

Convertible securities are corporate securities that are exchangeable for a set number of another security at a prestated price. Convertible securities typically have characteristics of both fixed income and equity securities.  Because of the conversion feature, the market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.

Corporate Events

The Fund may invest in companies that experience certain events, such as a restructuring, merger, leveraged buyout, takeover or similar action that causes a decline in market value or credit quality of the corporation’s stocks or bonds due to factors including unfavorable market response or a resulting increase in the company’s debt.  Added debt may significantly reduce the credit quality and market value of a company’s bonds.

Derivatives

Derivatives are securities that derive their value from other securities, financial instruments or indices.  The following are considered derivative securities: options on futures, futures, options (e.g., puts and calls), swap agreements, mortgage-backed securities (e.g., collateralized mortgage obligations (“CMOs”)), real estate mortgage investment conduits (“REMICs”), interest-only (“IOs”) and principal-

only (“POs”), when issued securities and forward commitments, floating and variable rate securities, convertible securities, “stripped” U.S. Treasury securities (e.g., receipts and separately traded registered interest and principal securities (“STRIPS”)), privately issued stripped securities (e.g., TGRs, TRs, and CATS).

The Fund may also invest in financial derivative instruments for efficient portfolio management purposes, in order to obtain access to certain restricted emerging markets, such as India, China or Taiwan.  The Fund may also invest in financial derivatives for performance enhancement.  These financial derivative instruments may include warrants, participation notes and equity linked notes.  The warrants, participation notes and equity linked notes will generally mirror the performance of the underlying equity security and are liquid, exchange-traded securities.

Equity Linked Notes

An equity linked note is a note whose performance is tied to a single stock, a stock index or a basket of stocks.  Equity linked notes combine the principal protection normally associated with fixed income investments with the potential for capital appreciation normally associated with equity investments.  Upon the maturity of the note, the holder generally receives a return of principal based on the capital appreciation of the linked securities.  Depending on the terms of the note, equity linked notes may also have a “cap” or “floor” on the maximum principal amount to be repaid to holders, irrespective of the performance of the underlying linked securities.  For example, a note may guarantee the repayment of the original principal amount invested (even if the underlying linked securities have negative performance during the note’s term), but may cap the maximum payment at maturity at a certain percentage of the issuance price or the return of the underlying linked securities.  Alternatively, the note may not guarantee a full return on the original principal, but may offer a greater participation in any capital appreciation of the underlying linked securities.  The terms of an equity linked note may also provide for periodic interest payments to holders at either a fixed or floating rate.  The secondary market for equity linked notes may be limited, and the lack of liquidity in the secondary market may make these securities difficult to dispose of and to value.  Equity linked notes will be considered equity securities for purposes of the Fund’s investment objective and policies.  An investment in equity linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities.  There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right.  In certain cases, equity linked notes may be more volatile and less liquid than less complex securities or other types of securities.  Such securities may exhibit price behavior that does not correlate with other fixed-income or equity securities.

Equity Securities

Equity securities include common stocks, depositary receipts, ADRs, GDRs, preferred stocks, warrants, rights to acquire common or preferred stocks, and securities convertible into or exchangeable for common stocks.  Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time.  The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision.  Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate.  An investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

Fixed Income Securities

The market value of fixed income investments will change in response to interest rate changes and other factors.  During periods of falling interest rates, the values of outstanding fixed income securities generally rise.  Conversely, during periods of rising interest rates, the values of such securities generally decline.  Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.  Changes by an NRSRO in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments.  Changes in the value of these securities will not necessarily affect cash income derived from these securities, but will affect the investing Fund’s net asset value.

Investment grade bonds include securities rated BBB by S&P or Baa by Moody’s, which may be regarded as having speculative characteristics as to repayment of principal. If a security is downgraded, Turner will review the situation and take appropriate action.

Foreign Investments

Investments in foreign securities require consideration of certain risks typically not associated with investing in U.S. securities or property.  Such risks include, among other things, trade balances and imbalances and related economic policies, unfavorable currency exchange rate fluctuations, imposition of exchange control regulation by the United States or foreign governments, United States and foreign withholding taxes, limitations on the removal of funds or other assets, policies of governments with respect to possible nationalization of their industries, political difficulties, including expropriation of assets, confiscatory taxation and economic or political instability in foreign nations.  There may be less publicly available information about certain foreign companies than would be the case for comparable companies in the United States and certain foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of United States’ companies.  Securities markets outside the United States, while growing in volume, have for the most part substantially less volume than U.S. markets, and many securities traded on these foreign markets are less liquid and their prices more volatile than securities of comparable United States’ companies.  In addition, settlement of trades in some non-U.S. markets is much slower and more subject to failure than in U.S. markets.  There also may be less extensive regulation of the securities markets in particular countries than in the United States.

The Fund will invest in emerging market countries. Developing countries may impose restrictions on the Fund’s ability to repatriate investment income or capital. Even if there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund.  For example, funds may be withdrawn from the People’s Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week.

Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain developing countries face serious exchange constraints.

Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country. As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which could affect private sector companies, the Fund and the value of its securities.  Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments. Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts to manage foreign currency exposure and as a hedge against possible variations in foreign exchange rates. The Fund may enter into forward foreign currency contracts to hedge a specific security transaction or to hedge a portfolio position. These contracts may be bought or sold to protect the Fund, to some degree, against possible losses resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar. The Fund also may invest in foreign currency futures and in options on currencies. Forward foreign currency contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract.  The Fund may enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund’s securities denominated in such foreign currency.  Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Fund to establish a rate of exchange for a future point in time. At the maturity of a forward contract, the Fund may either sell the Fund security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an ‘‘offsetting’’ contract with the same currency trader, obligating the Fund to purchase, on the same maturity date, the same amount of the foreign currency.  The Fund may realize a gain or loss from currency transactions.

When entering into a contract for the purchase or sale of a security in a foreign currency, the Fund may enter into a forward foreign currency contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

Also, when Turner anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, the Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of its securities denominated in such foreign currency.  With respect to any such forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures.  In addition, while forward currency contracts may offer protection from losses resulting from declines in value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency.  The Fund will also incur costs in connection with forward foreign currency contracts and conversions of foreign currencies into U.S. dollars.  The Fund will place assets in a segregated account to assure that its obligations under forward foreign currency contracts are covered.

Forward Trading

The Fund may trade forward contracts.  Forward contracts and options thereon, unlike futures contracts, are not traded on exchanges and are not standardized; rather banks and dealers act as principals in these markets, negotiating each transaction on an individual basis. Forward and “cash” trading is substantially unregulated; there is no limitation on daily price movements and speculative position limits are not applicable. The principals who deal in the forward markets are not required to continue to make markets in the currencies or commodities they trade and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in these markets have refused to quote prices for certain currencies or commodities or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell. Disruptions can occur in any market traded by the Fund due to unusually high trading volume, political intervention or other factors. The imposition of controls by governmental authorities might also limit such forward (and futures) trading to less than that which the Adviser would otherwise recommend, to the possible detriment of the Fund.  Neither the Commodities Futures Trading

Commission (“CFTC”) nor banking authorities regulate forward currency trading through banks. In respect of such trading, the Fund is subject to the risk of bank failure or the inability or refusal by a bank to perform with respect to such contracts. Market illiquidity or disruption could result in major losses to the Fund.

Futures Contracts and Options on Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund may use futures contracts and related options for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument.  The Fund will minimize the risk that it will be unable to close out a futures contract by entering only into futures contracts which are traded on national futures exchanges.  In addition, the Fund will sell only covered futures contracts and options on futures contracts.

Stock and bond index futures are futures contracts for various stock and bond indices that are traded on registered securities exchanges.  Stock and bond index futures contracts obligate the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock or bond index at the close of the last trading day of the contract and the price at which the agreement is made.

Stock and bond index futures contracts are bilateral agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock or bond index value at the close of trading of the contract and the price at which the futures contract is originally struck.  No physical delivery of the stocks or bonds comprising the index is made; generally contracts are closed out prior to the expiration date of the contracts.

No price is paid upon entering into futures contracts. Instead, the Fund would be required to deposit an amount of cash or U.S. Treasury securities known as “initial margin.” Subsequent payments, called “variation margin,” to and from the broker, would be made on a daily basis as the value of the futures position varies (a process known as “marking to market”). The margin is in the nature of a performance bond or good-faith deposit on a futures contract.

There are risks associated with these activities, including the following: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and futures options.

The Fund may enter into futures contracts and options on futures contracts traded on an exchange regulated by the CFTC.  Before the Fund trades futures contracts or options on futures contracts, it will file a notice of eligibility for exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act with the CFTC and the National Futures Association, which regulate trading in the futures markets and, therefore, will not be subject to registration or regulation as a pool operator under that Act with respect to the Fund.

The Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices.  Some strategies reduce the Fund’s exposure to price fluctuations, while others tend to increase its market exposure.  Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Fund’s return.  In order to avoid leveraging and related risks, when the Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian, Citibank, N.A. (the “Custodian”).  Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

Illiquid Securities

Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on the Fund’s books. Illiquid securities include demand instruments with demand notice periods exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with maturities of over seven days in length. The Fund may invest in securities that are neither listed on a stock exchange nor traded over the counter, including privately placed securities.  Investing in such unlisted equity securities, particularly in emerging markets, including investments in new and early stage companies, may involve a high degree of business and financial risk that can result in substantial losses.  As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities.  Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund, or less than what may be considered the fair value of such securities.  Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration.

In addition, the Fund believes that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and other similar situations (collectively, ‘‘special situations’’) could enhance the Fund’s capital appreciation potential.  To the extent these investments are deemed illiquid, the Fund’s investment in them will be consistent with its 15% restriction on investment in illiquid securities.  Investments in special situations and certain other instruments may be liquid, as determined by the Adviser based on criteria approved by the Board of Trustees.

Initial Public Offerings (“IPOs”)

Due to the typically small size of the IPO allocation available to the Fund and the nature and market capitalization of the companies involved in IPOs, Turner will often purchase IPO shares that would qualify as a permissible investment for the Fund but will, instead, decide to allocate those IPO purchases to other funds advised by Turner.  Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time.  This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs.  By selling shares, the Fund may realize taxable capital gains that it will subsequently distribute to shareholders.

Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies.  Companies involved in IPOs generally have limited operating histories, and their prospects for future profitability are uncertain.  These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions.  They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital.  They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals.  Investors in IPOs can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.  Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

Investment Company Shares

The Fund may invest in shares of other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted by applicable law and subject to certain restrictions.  These investment companies typically incur fees that are separate from those fees incurred directly by the Fund.  The Fund’s purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses.  Under applicable regulations, unless an exception is available, the Fund generally is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Fund’s total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.  See also “Investment Limitations.”

ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market.  In general, ETFs seek to track a specified securities index or a basket of securities that an “index provider” selects as representative of a market, market segment or industry sector.  An ETF portfolio generally holds the same stocks or bonds as the index it tracks or it may hold a representative sample of such securities.  Thus, an ETF is designed so that its performance will correspond closely with that of the index it tracks.  As a shareholder in an ETF, the Fund will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

The Fund is subject to risks associated with investments in ETFs.  An investment in an ETF generally presents the same primary risks as an investment in a conventional open-end fund that has the same investment objectives, strategies, and policies. Additionally, the risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile.

Leveraging

Within the limitations, including those related to borrowing, noted in this SAI and subject to applicable law, the Fund may engage in leveraging.  Leveraging the Fund creates an opportunity for increased net income, but, at the same time, creates special risk considerations.  For example, leveraging may exaggerate changes in the net asset value of the Fund’s shares and in the yield on the Fund’s portfolio.  Although the principal of such borrowings will be fixed, the Fund’s assets may change in value during the time the borrowing is outstanding.  Leveraging creates interest expenses for the Fund which could exceed the income from the assets borrowed.  To the extent the income derived from securities purchased with borrowed funds exceeds the interest that the Fund will have to pay, the Fund’s net income will be greater than if leveraging were not used.  Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than if leveraging were not used, and therefore the amount available for distribution to stockholders as dividends will be reduced.  Because the Securities and Exchange Commission (the “SEC”) staff believes both reverse repurchase agreements and dollar roll transactions are collateralized borrowings, the SEC staff believes that they create leverage, which is a speculative factor.  The requirement that such transactions be fully collateralized by assets segregated by the Fund’s Custodian imposes a practical limit on the leverage these transactions create.

Lower Rated Securities

The Fund may invest in lower rated bonds commonly referred to as “junk bonds” or high yield/high risk securities. Lower-rated securities are defined as securities rated below the fourth highest rating category by a NRSRO. Such obligations are speculative and may be in default.  There may be no bottom limit on the ratings of high yield securities that may be purchased or held by the Fund. Lower-rated or unrated (i.e., high-yield) securities are more likely to react to developments affecting issuers than are more highly rated securities, which primarily react to movements in the general level of interest rates.  The market values of fixed income securities tend to vary inversely with the level of interest rates.  Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market’s perception of credit quality and the outlook for economic growth.  When economic conditions appear to be deteriorating, medium to lower-rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates.

Adverse economic developments can disrupt the market for high-yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity which may lead to a higher incidence of default on such securities.  In addition, the secondary market for high-yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities.  As a result, the Adviser could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded.  Furthermore the Trust may experience difficulty in valuing certain securities at certain times.  Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund’s net asset value.

Lower-rated or unrated debt obligations also present risks based on payment expectations.  If an issuer calls the obligations for redemption, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors.  If the Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund’s investment portfolio and increasing the exposure of the Fund to the risks of high-yield securities.

Growth of High Yield, High Risk Bond Market:  The widespread expansion of government, consumer and corporate debt within the U.S. economy has made the corporate sector more vulnerable to economic downturns or increased interest rates.  Further, an economic downturn could severely disrupt the market for lower rated bonds and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest.  The market for lower rated securities may be less active, causing market price volatility and limited liquidity in the secondary market.  This may limit the Fund’s ability to sell such securities at their market value. In addition, the market for these securities may be adversely affected by legislative and regulatory developments. Credit quality in the junk bond market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks imposed by a particular security.

Sensitivity to Interest Rate and Economic Changes:  Lower rated bonds are very sensitive to adverse economic changes and corporate developments.  During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing.  If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, the Fund may incur losses or expenses in seeking recovery of amounts owed to it.  In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high yield, high risk bonds and the Fund’s net asset value.

Payment Expectations:  High yield, high risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high yield, high risk bond’s value will decrease in a rising interest rate market, as will the value of the Fund’s assets attributable to such bonds.  If the Fund experiences significant unexpected net redemptions, this may force it to sell high yield, high risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Fund’s rate of return.

Taxes:  The Fund may purchase debt securities (such as zero coupon or pay in kind securities) that contain original issue discount.  Original issue discount that accrues in a taxable year is treated as earned by the Fund and therefore is subject to the distribution requirements of the tax code even though the Fund has not received any interest payments on such obligations during that period.  Because the original issue discount earned by the Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.

Money Market Instruments

Money market securities are high-quality, dollar-denominated, short-term debt instruments.  They consist of: (i) bankers’ acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks and U.S. branches of foreign banks; (ii) U.S. Treasury obligations and obligations issued or guaranteed by the agencies and instrumentalities of the U.S. government; (iii) high-quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with a maturity of one year or less issued by corporations with outstanding high-quality commercial paper ratings; and (v) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.

Mortgage-Backed Securities

Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security.  The mortgages backing these securities include conventional fifteen- and thirty-year fixed rate mortgages, graduated payment mortgages, adjustable rate mortgages, and balloon mortgages.  During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate.  Prepayment of mortgages that underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains.  Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue.

Government Pass-Through Securities:  These are securities that are issued or guaranteed by a U.S. government agency representing an interest in a pool of mortgage loans.  The primary issuers or guarantors of these mortgage-backed securities are the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”).  Fannie Mae and Freddie Mac obligations are not backed by the full faith and credit of the U.S. government as GNMA certificates are, but Fannie Mae and Freddie Mac securities are supported by the instrumentalities’ right to borrow from the U.S. Treasury.  GNMA, Fannie Mae and Freddie Mac each guarantee timely distributions of interest to certificate holders.  GNMA and Fannie Mae also each guarantee timely distributions of scheduled principal.

Private Pass-Through Securities:  These are mortgage-backed securities issued by a non-governmental entity, such as a trust.  While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

CMOs:  CMOs are debt obligations of multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. government or by private originators or investors in mortgage loans.  In a CMO, a series of bonds or certificates are usually issued in multiple classes.  Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways.  Each class of a CMO is issued with a specific fixed or floating coupon rate and has a stated maturity or final distribution date.

REMICs:  A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended (the “Code”), and invests in certain mortgages principally secured by interests in real property.  Guaranteed REMIC pass-through certificates (“REMIC Certificates”) issued by Fannie Mae or Freddie Mac represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, Freddie Mac or GNMA-guaranteed mortgage pass-through certificates.

Stripped Mortgage-Backed Securities (“SMBs”):  SMBs are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities.  One class may receive all of the interest payments, while the other class may receive all of the principal payments.  SMBs are extremely sensitive to changes in interest rates because of the impact thereon of prepayment of principal on the underlying mortgage securities.  The market for SMBs is not as fully developed as other markets; SMBs therefore may be illiquid.

Obligations of Supranational Entities

Obligations of supranational entities are obligations of entities established through the joint participation of several governments, such as the Asian Development Bank, the Inter-American Development Bank, International Bank of Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank and the Nordic Investment Bank.

Options

A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an “opening transaction.” In order to close out an option position, the Fund may enter into a “closing transaction,” which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened.  If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

The Fund may purchase put and call options to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future.  The Fund will pay a premium when purchasing put and call options.  If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund’s securities or by a decrease in the cost of acquisition of securities by the Fund.

The Fund may write covered call options as a means of increasing the yield on its portfolio and as a means of providing limited protection against decreases in its market value.  When the Fund sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option.  When a call option written by the Fund is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price.  When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying securities at the strike price, which may be in excess of the market value of such securities.

The Fund may purchase and write options, without limitation, on an exchange or over-the-counter.  Over-the-counter options (“OTC options”) differ from exchange-traded options in several respects.  They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer.  OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options.  Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker.  It is the position of the SEC that OTC options are generally illiquid.

The Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets), without limitation, to manage its exposure to exchange rates.  Call options on foreign currency written by the Fund will be “covered,” which means that the Fund will own an equal amount of the underlying foreign currency.  With respect to put options on foreign currency written by the Fund, the Fund will establish a segregated account with its Custodian consisting of cash or liquid, high grade debt securities in an amount equal to the amount the Fund would be required to pay upon exercise of the put.

The Fund may purchase and write put and call options on indices and enter into related closing transactions.  Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option.  This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number.  Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.  The Fund may choose to terminate an option position by entering into a closing transaction.  The ability of the Fund to enter into closing transactions depends upon the existence of a liquid secondary market for such transactions.

The Fund will not engage in transactions involving interest rate futures contracts for speculation but only as a hedge against changes in the market values of debt securities held or intended to be purchased by the Fund and where the transactions are appropriate to reduce the Fund’s interest rate risks.  There can be no assurance that hedging transactions will be successful.  The Fund also could be exposed to risks if it cannot close out its futures or options positions because of any illiquid secondary market.

Futures and options have effective durations that, in general, are closely related to the effective duration of the securities that underlie them.  Holding purchased futures or call option positions (backed by segregated cash or other liquid securities) will lengthen the duration of the Fund’s portfolio.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

Participation Notes

The Fund may invest in participation notes. Some countries, especially emerging markets countries, do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment.  The Fund may use participation notes to establish a position in such markets as a substitute for direct investment.  Participation notes are issued by banks or broker-dealers and are designed to track the return of a particular underlying equity or debt security, currency or market.  When the participation note matures, the issuer of the participation note will pay to, or receive from, a Fund the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity.  Investments in participation notes involve the same risks as are associated with a direct investment in the underlying security, currency or market that they seek to replicate.  In addition, participation notes are generally traded over-the-counter and are subject to counterparty risk.  Counterparty risk is the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with the Fund.  Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and the Fund would be relying on the creditworthiness of such banks or broker-dealers and would have no rights under a participation note against the issuer of the underlying assets.  In addition, participation notes may trade at a discount to the value of the underlying securities or markets that they seek to replicate.

Portfolio Turnover

An annual portfolio turnover rate in excess of 100% may result from the Adviser’s investment strategies.  Portfolio turnover rates in excess of 100% may result in higher transaction costs, including increased brokerage commissions, and higher levels of taxable capital gain.  Please refer to the table under the section “Portfolio Transactions” for the Fund’s portfolio turnover rate.

Receipts

Receipts are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal.  This discount is accreted over the life of the security, and such accretion will constitute the income earned on a security for both accounting and tax purposes.  Because of these features, such securities may be subject to greater interest rate volatility than interest paying investments.

REITS

The Fund may invest in REITs, which pool investors’ money for investment in income producing commercial real estate or real estate related loans or interests.

A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year.  Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs.  Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales.  Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments.  Hybrid REITs combine the characteristics of both Equity and Mortgage REITs.  A shareholder in the Fund should realize that by investing in REITs indirectly through the Fund, he or she will bear not only his or her proportionate share of the expenses of the Fund, but also indirectly, similar expenses of underlying REITs.

The Fund may be subject to certain risks associated with the direct investments of the REITs.  REITs may be affected by changes in their underlying properties and by defaults by borrowers or tenants.  Mortgage REITs may be affected by the quality of the credit extended.  Furthermore, REITs are dependent on specialized management skills.  Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.  REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations.

In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act.

Repurchase Agreements

Repurchase agreements are agreements by which the Fund obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase.  The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security.  A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by the Fund for purposes of its investment limitations.  The repurchase agreements entered into by the Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (Turner monitors compliance with this requirement).  Under all repurchase agreements entered into by the Fund, the Fund’s Custodian or its agent must take possession of the underlying collateral.  However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale, including accrued interest, are less than the resale price provided in the agreement including interest.  In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and is required to return the underlying security to the seller’s estate.  The Fund will not invest more than 15% of its total assets in repurchase agreements.

Reverse Dollar Roll Transactions

The Fund may enter into reverse dollar roll transactions, which involve a purchase by the Fund of an eligible security from a financial institution concurrently with an agreement by the Fund to resell a similar security to the institution at a later date at an agreed-upon price.  Reverse dollar roll transactions are fully collateralized in a manner similar to loans of the Fund’s portfolio securities.

Reverse Repurchase Agreement and Dollar Roll Transactions

A reverse repurchase agreement involves a sale by the Fund of securities that it holds to a bank, broker-dealer or other financial institution concurrently with an agreement by the Fund to repurchase the same securities at an agreed-upon price and date.  A dollar roll transaction involves a sale by the Fund of an eligible security to a financial institution concurrently with an agreement by the Fund to repurchase a similar eligible security from the institution at a later date at an agreed-upon price.  The Fund will fully collateralize its reverse repurchase agreements and dollar roll transactions in an amount at least equal to the Fund’s obligations under the reverse repurchase agreement or dollar roll transaction by cash or other liquid securities that the Fund’s Custodian segregates from other Fund assets.  The Fund will not invest more than 15% of its total assets in reverse repurchase agreements.

Rule 144A Securities

Rule 144A securities are securities exempt from registration on resale pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”).  Rule 144A securities are traded in the institutional market pursuant to this registration exemption, and, as a result, may not be as liquid as exchange-traded securities since they may be resold only to certain qualified institutional investors.  Due to the relatively limited size of this institutional market, these securities may affect the Fund’s liquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities.  Nevertheless, Rule 144A securities may be treated as liquid securities pursuant to guidelines adopted by the Trust’s Board of Trustees.

Securities Lending

In order to generate additional income, the Fund may lend its securities pursuant to one or more securities lending agreements (each a “Lending Agreement”).  Unless otherwise agreed, security loans made pursuant to a Lending Agreement are required at all times to be continuously secured by collateral consisting of cash, securities of the U.S. government or its agencies or other liquid securities equal to at least 100% of the market value of the loaned securities. Collateral is marked to market daily.  The Fund receives an annual fee for its participation in a Lending Agreement, and cash collateral received may be invested pursuant to terms approved by the Trust’s Board of Trustees (including, among other things, into money market funds).  All such investments are made at the risk of the Fund and, as such, the Fund is liable for investment losses.  Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund’s ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

The Fund will not have the right to vote any securities having voting rights during the existence of the loan, but the Fund may call the loan in anticipation of an important vote to be taken by the holders of the securities or the giving or withholding of its consent on a material matter affecting the investment.  Turner will generally not vote nor seek to recall for voting shares on loan in connection with the Trust’s securities lending program, unless it determined that a particular vote was especially significant. Seeking to recall securities in this limited circumstance may nevertheless be unsuccessful because of operational difficulties relating to custody of the security in question that are beyond Turner’s control.

It is the Fund’s policy that the value of the securities loaned would not exceed one-third of the value of the total assets of the Fund (including the loan collateral).

Short Sales

A security is sold short when the Fund sells a security it does not own. To sell a security short, the Fund must borrow the security from a broker to deliver it to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at, or before, the time of replacement. This price may or may not be less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender any dividends or interests accruing during the period of the loan. In order to borrow the security, the Fund may also have to pay a fee which would increase the cost of the security sold. The proceeds of the short sale may be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those two dates. The amount of any gain will be decreased and the amount of any loss will be increased by any interest, premium and transaction charges or other costs the Fund may be required to pay in connection with the short sale. Whether the Fund will be successful in utilizing a short sale will depend, in part, on Turner’s ability to correctly predict whether the price of a security it borrows to sell short will decrease.

The Fund is required to maintain a segregated account of cash, cash equivalents or other appropriate liquid marketable securities with its Custodian in at least an amount equal to the current market value of the securities sold short (less any additional collateral held by the broker) until the Fund replaces a borrowed security. Depending on arrangements made with the broker or Custodian, the Fund may not receive any payments (including interest) on the deposits made with the broker or Custodian. Because of this asset segregation requirement, the Fund may be required to liquidate other portfolio securities that it otherwise might not have sold in order to meet its obligations, such as paying for redemption of Fund shares.  In the alternative, the Fund could cover its short positions by purchasing the security sold short in accordance with positions taken by the staff of the SEC.

There is no guarantee that the Fund will be able to close out a short position at any particular time or at an acceptable price. In short sale transactions, the Fund’s gain is limited to the price at which it sold the security short; its loss is limited only by the maximum price it must pay to acquire the security less the price at which the security was sold. In theory, losses from short sales may be unlimited. Short selling may also produce higher than normal portfolio turnover and result in increased transaction costs to the Fund. In addition, the use of short sales may result in the Fund realizing more short-term capital gains than it would if the Fund did not engage in short sales.

The Fund’s short sales will include short sales of ETFs for the purpose of hedging.  The Fund anticipates that the frequency of short sales will vary substantially in different periods.  However, no securities will be sold short unless, after effect is given to any such short sale, applicable asset coverage requirements under the 1940 Act, and the SEC guidance thereunder, have been met.

Short Sales against the Box

A short sale is “against the box” if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short.  A short sale against the box is a taxable transaction to the Fund with respect to the securities that are sold short.

Sovereign Debt

The cost of servicing sovereign debt will also generally be adversely affected by rising international interest rates, because many external debt obligations bear interest at rates that are adjusted based upon international interest rates.  The ability to service external debt will also depend on the level of the relevant government’s international currency reserves and its access to foreign exchange.  Currency devaluations may affect the ability of a sovereign obligor to obtain sufficient foreign exchange to service its external debt.

As a result of the foregoing or other factors, a governmental obligor may default on its obligations.  If such an event occurs, the Fund may have limited legal recourse against the issuer and/or guarantor.  Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country.  In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign sovereign debt obligations in the event of default under their commercial bank loan agreements.

Telecommunications Securities

The economic prospects of telecommunications companies can dramatically fluctuate due to regulatory and competitive environment changes around the world.  Most products or services provided by telecommunications companies require substantial investment and are subject to competitive obsolescence.  Telecommunications companies are particularly subject to political and currency risks.  Changes in governmental policies, such as telephone and cable regulations, and the need for regulatory approvals may have an adverse effect on the products, services and securities of telecommunications companies.  Some telecommunications companies may not have an established history of revenue or earnings at the time of purchase.  As a result, dividend income, if any, is likely to be incidental.

U.S. Government Agency Obligations

Certain federal agencies, such as the GNMA, have been established as instrumentalities of the U.S. Government to supervise and finance certain types of activities.  Issues of these agencies, while not direct obligations of the U.S. Government, are either backed by the full faith and credit of the United States (e.g., GNMA securities) or supported by the issuing agencies’ right to borrow from the Treasury.  The issues of other agencies are supported by the credit of the instrumentality (e.g., Fannie Mae securities).

There is the risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.  Although the issuers of many U.S. Government agency obligations purchased by the Fund, such as Fannie Mae, Freddie Mac and Federal Home Loan Banks, may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States.  The maximum potential liability of the issuers of some U.S. Government agency obligations held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury.  It is possible that these issuers will not have the funds to meet their payment obligations in the future.

In September 2008, the U.S. Treasury Department and the Federal Housing Finance Agency (“FHFA”) announced that Fannie Mae and Freddie Mac would be placed in conservatorship under the FHFA.  The long-term effect that this conservatorship will have on Fannie Mae and Freddie Mac’s debt and equity and on securities guaranteed by Fannie Mae and Freddie Mac is unclear.

U.S. Government Securities

U.S. government securities are bills, notes and bonds issued by the U.S. government and backed by the full faith and credit of the United States.

U.S. Treasury Obligations

U.S. Treasury Obligations are bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as separately traded registered interest and principal securities (“STRIPS”) and coupons under book entry safekeeping (“CUBES”).

Variable and Floating Rate Instruments

Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature.  Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices.  The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes.  There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates.  A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

Warrants and Rights

The Fund may invest in warrants and rights. Warrants are instruments giving holders the right, but not the obligation, to buy equity or fixed income securities of a company at a specific price during a specific period of time. Rights are similar to warrants, but normally have a shorter duration and are offered or distributed to shareholders of a company. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle the holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of equity-like securities. In addition, the values of warrants and rights do not necessarily change with the values of the underlying securities, and these instruments cease to have value if they are not exercised prior to their expiration dates.

When-Issued and Delayed Delivery Securities

When-issued or delayed delivery securities are subject to market fluctuations due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.  Although the Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its investment portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

Zero Coupon Securities

Zero coupon obligations are debt securities that do not bear any interest, but instead are issued at a deep discount from par.  The value of a zero coupon obligation increases over time to reflect the interest accredited.  Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at par and pay interest periodically.

Special Note Regarding Market Events

Events in the financial sector in recent years have resulted in reduced liquidity in credit and fixed income markets and in an unusually high degree of volatility in the financial markets, both domestically and internationally.  While entire markets have been impacted, issuers that have exposure to the real estate, mortgage and credit markets have been particularly affected.  These events and the potential for continuing market turbulence may have an adverse effect on the Fund’s investments.  It is uncertain how long these conditions will continue.

The instability in the financial markets has led the U.S. government to take a number of unprecedented actions designed to support certain financial institutions and certain segments of the financial markets.  Federal, state and foreign governments, regulatory agencies, and self-regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable.  Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions.  The implications of government ownership and disposition of these assets are unclear, and such ownership or disposition may have positive or negative effects on the liquidity, valuation and performance of the Fund’s holdings.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust’s Board has adopted policies and procedures concerning the disclosure of the portfolio holdings of the Fund.  The policies and procedures provide that the Trust and its service providers will disclose information concerning securities held in the Trust’s portfolios only under the following circumstances:  (i) fifteen business days after the end of each calendar month, the Trust’s administrator will post the securities held by each of the Trust’s portfolios on the Trust’s website; (ii) the Trust or a service provider may disclose the Trust’s portfolio securities holdings to selected third parties when the Trust has a legitimate business purpose for doing so; and (iii) as required by the federal securities laws, including the 1940 Act, the Trust shall disclose its portfolio holdings in its applicable regulatory filings, including shareholder reports, reports on Forms N-CSR and N-Q or such other filings, reports or disclosure documents as the applicable regulatory authorities may require.  Examples of legitimate business purposes under which disclosure of the Trust’s portfolio securities may be appropriate include, but are not limited to:  disclosure for due diligence purposes to an investment adviser that is in merger or acquisition talks with the Trust’s investment advisers; disclosure to a newly hired investment adviser or sub-adviser prior to its commencing its duties; disclosure to third party service providers of auditing, custody, proxy voting and other services to the Trust; or disclosure to a rating or ranking organization.

Service providers who receive portfolio holdings information on a daily/real time basis include RiskMetrics Group, FactSet Research Systems Inc., Investment Technology Group, Inc., Interactive Data Corporation, Bloomberg L.P., Thomson Reuters, MSCI Barra, Wilshire Associates, Turner Investments, L.P., Citi Fund Services Ohio, Inc., J.P. Morgan Clearing Corp., Morgan Stanley & Co. LLC, Drinker Biddle & Reath LLP and Citibank, N.A.  Prior to the disclosure of the Trust’s portfolio holdings to a selected third party for a legitimate business purpose, such third party shall be required to execute a confidentiality agreement and shall not trade on such information.  Turner Investments, L.P., Citi Fund Services Ohio, Inc., Citibank, N.A, and Drinker Biddle & Reath LLP are subject to confidentiality provisions.  Neither the Trust, a service provider nor any of their affiliated persons (as that term is defined in the 1940 Act) shall receive compensation in any form, whether in cash or otherwise, in connection with the disclosure of information about the Trust’s portfolio securities.

With respect to the monthly disclosure of portfolio holdings on the Trust’s website, the Trust’s sub-administrator has been delegated the authority to prepare and post to the Trust’s website its portfolio holdings and is also responsible for portfolio holdings disclosure to third party service providers of auditing, custody, proxy voting and other services to the Trust, or disclosure to a rating or ranking organization.  With respect to any other disclosure of the Trust’s portfolio holdings, the Trust’s President, or Turner’s President, will be authorized to disclose such information.

In order to ensure that the disclosure of the Trust’s portfolio securities is in the best interests of the Trust’s shareholders and to avoid any potential or actual conflicts of interest with the Trust’s service providers, or any affiliated person (as that term is defined in the 1940 Act) of such entities, the disclosure of any of the Trust’s portfolio securities for legitimate business purposes must be approved by the Trust’s Board of Trustees in advance of such disclosure.  This requirement will not apply to the disclosure of the Trust’s portfolio securities to the Trust’s existing service providers of auditing, custody, proxy voting and other services to the Trust in connection with the provision of their services to the Trust, or as otherwise provided in the policies and procedures.

The Board will receive quarterly reports from the service providers stating whether disclosures were made concerning the Trust’s portfolio holdings in contravention of the policies and procedures during the previous quarter, and if so, such report must describe to whom and under what circumstance such disclosures were made.

INVESTMENT LIMITATIONS

Fundamental Policies

The following investment limitations are fundamental policies of the Fund which cannot be changed with respect to the Fund without the consent of the holders of a majority of that Fund’s outstanding shares.  The term “majority of the outstanding shares” means the vote of (i) 67% or more of the Fund’s shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund’s outstanding shares, whichever is less.

The Fund may not:

1.                                      With respect to 75% of the Fund’s assets: (i) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

2.                                      Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities.

3.                                      Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowings.  Asset coverage of at least 300% is required for all borrowings, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets.  The Fund will not purchase securities while its borrowings exceed 5% of its total assets.

4.                                      Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

5.                                      Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including REITs), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

6.                                      Issue senior securities as defined in the 1940 Act except as permitted by rule, regulation or order of the SEC.

7.                                      Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

8.                                      Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

The foregoing percentages (except with respect to the limitation on borrowing) will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security.  With respect to the restriction under number 6 above, the Fund may borrow money from banks as permitted under the 1940 Act.

No other policy, including the investment objective of the Fund, is a fundamental policy of the Fund and, except as otherwise stated in the Prospectus or this SAI, all other policies may be changed by the Board of Trustees without the approval of shareholders.

Non Fundamental Policies

The following investment limitations are non-fundamental policies of the Fund and may be changed with respect to the Fund by the Board of Trustees without shareholder approval.

The Fund may not:

1.                                      Invest in companies for the purpose of exercising control.

2.                                      Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

3.                                      Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.  The 15% limitation on investments in illiquid securities applies both at the time of initial purchase and while the Fund holds such securities.  In such case, the Adviser will take all necessary action to cause the Fund to maintain adequate liquidity.  If securities that were liquid at the time of purchase subsequently become illiquid and result in the Fund holding illiquid securities in excess of 15% of its net assets, the Fund will no longer purchase additional illiquid securities and may reduce its holdings of illiquid securities in an orderly manner, but it is not required to dispose of illiquid holdings immediately if it is not in the interest of the Fund.

4.                                      Enter into futures contracts and options on futures contracts, except as permitted by guidelines in this SAI.

In addition, the Fund will invest no more than 5% of its net assets in each of the following: short sales (other than short sales of ETFs), unregistered securities, futures contracts and options.  With respect to short sales of exchange-traded funds, the Fund will not sell short an ETF if, as a result of such short sale: (1) the Fund has sold short more than 3% of the total outstanding voting stock of the ETF; (2) securities sold short with respect to any one ETF represent an amount equal to more than 5% of the Fund’s total assets; or (3) securities sold short with respect to all ETFs represent an amount equal to more than 10% of the total assets of the Fund.

Unregistered securities sold in reliance on the exemption from registration in Section 4(2) of the 1933 Act and securities exempt from registration on re-sale pursuant to Rule 144A of the 1933 Act may be treated as liquid securities under procedures adopted by the Board of Trustees.

THE ADVISER

Turner Investments, L.P., 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312, is a professional investment management firm founded in March, 1990.  Turner is an SEC-registered investment adviser.  Robert E. Turner is the Chairman and controlling shareholder of Turner.

As of June 30, 2013, Turner and its subsidiaries had assets under management of approximately $8.9 billion.  Turner has provided investment advisory services to investment companies since 1992.

Turner serves as the investment adviser for the Fund under an investment advisory agreement (the “Advisory Agreement”).  Under the Advisory Agreement, Turner makes the investment decisions for the assets of the Fund and continuously reviews, supervises and administers the Fund’s investment program, subject to the supervision of, and policies established by, the Trustees of the Trust.

The Advisory Agreement provides that Turner shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of the Fund (including amounts payable to Turner but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds the expense on investment companies by any applicable statute or regulatory authority of any jurisdiction in which shares of the Fund are qualified for offer and sale, Turner will bear the amount of such excess.  Turner will not be required to bear expenses of the Fund to an extent that would result in the Fund’s inability to qualify as a regulated investment company under provisions of the Code.

The continuance of an Advisory Agreement as to the Fund after the first two years must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as that term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on not less than 30 days’ nor more than 60 days’ written notice to the Adviser, or by the Adviser without penalty on 90 days’ written notice to the Trust.

Under the Advisory Agreement, Turner is entitled to be paid fees computed daily and paid monthly, at the annual rate (as a percentage of the Fund’s average daily net assets) of 0.70%

For the fiscal year ended September 30, 2012, the Fund was not in operation and therefore did not pay or waive any advisory fees.

Board Considerations in Approving the Advisory Agreement.  The Board of Trustees called and held a meeting to decide whether to enter the Advisory Agreement.  In preparation for the meeting, the Board requested and reviewed a wide variety of information from Turner.  The Trustees used this information, as well as information that other Fund service providers submitted to the Board, to help them decide whether to enter the Advisory Agreement.  A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory contract for the Fund will be available in the Fund’s next annual or semiannual report following its commencement of operations.

Portfolio Managers — Other Accounts Managed by the Portfolio Managers

The following information is as of June 30, 2013:

Turner Emerging Markets Fund

	(a)(2) Number of other accounts managed within each category and the total assets in the accounts managed within each category			(a)(3) For each category in (a)(2) number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	(A)	(B) Other		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
(a)(1) Portfolio Manager’s Name (as listed in the Prospectus)	Registered Investment Companies	Pooled Investment Vehicles	(C) Other Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Donald W. Smith (Co-Lead Portfolio Manager)	4 Accounts	3 Accounts	1 Account	0 Accounts	$0	3 Accounts	$7 million	0 Accounts	$0
	$124 million	$7 million	$121 million

Rick Wetmore (Co-Lead Portfolio Manager)	0 Accounts	1 Account	1 Account	0 Accounts	$0	1 Account	$1 million	0 Accounts	$0
	$0	$1 million	$121 million

Conflicts of Interest.  As is typical for many money managers, potential conflicts of interest may arise related to Turner’s management of accounts including the Fund where not all accounts are able to participate in a desired IPO, or other limited opportunity, relating to use of soft dollars and other brokerage practices, relating to the voting of proxies, relating to employee personal securities trading, relating to the side by side management of accounts with performance based fees and accounts with fixed fees, and relating to a variety of other circumstances. In all cases, however, Turner believes it has written policies and procedures in place reasonably designed to prevent violations of the federal securities laws and to prevent material conflicts of interest from arising. Please also see Turner’s Form ADV, Part II for a description of some of its policies and procedures in this regard.

Compensation.  Turner’s investment professionals receive a base salary commensurate with their level of experience. Turner’s goal is to maintain competitive base salaries through review of industry standards, market conditions, and salary surveys. Bonus compensation, which is a multiple of base salary, is computed annually based on the investment performance of the investment professional’s portfolio(s) and of the sector and industry specialization securities assigned to them, scored relative to appropriate market benchmarks over one, three, five year and since inception time periods, as applicable. A portion of bonus compensation is also linked to certain long-short portfolio risk metrics as well as a subjective assessment by Turner’s Chief Investment Officer (“CIO”) based on peer feedback. In addition, each employee is eligible for equity ownership and equity owners of Turner share firm annual profits. All Portfolio Managers are equity owners of Turner. This compensation and ownership structure provides incentives that enable Turner to attract and retain high qualified employees, as each member of the firm has the opportunity to share directly in the accomplishments of the business.

The CIO is responsible for setting base salaries, bonus targets, and making all subjective judgments relating to Turner investment professionals’ compensation.  The CIO is also responsible for identifying investment professionals to be considered for equity ownership in the firm on at least an annual basis.

Portfolio Managers — Portfolio Manager’s Ownership of Securities in the Fund

The Fund was not in operation prior to the date of this SAI.  Consequently, the Portfolio Managers did not own any shares in the Fund.

THE ADMINISTRATOR

The Trust and Turner (the “Administrator”) have entered into an administration agreement (the “Administration Agreement”).  The Administration Agreement provides that the Administrator shall perform or supervise the performance of other administrative services, such as regulatory or performance reporting, fund accounting and related accounting services, in connection with the operation of the Fund. The Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.  The Administration Agreement shall remain in effect for a period of two (2) years after its effective date and shall continue in effect for successive periods of one (1) year unless terminated by either party on not less than 90 days’ prior written notice to the other party.

Citi Fund Services Ohio, Inc. (“Citi” or the “Sub-Administrator) serves as the Trust’s Sub-Administrator.  Citi has its principal business offices at 3435 Stelzer Road, Columbus, Ohio 43219.

For the fiscal year ended September 30, 2012 the Fund was not yet in operation and therefore did not pay or waive any administrative fees.

SHAREHOLDER SERVICES

The Fund has adopted a Shareholder Services Plan (the “Shareholder Services Plan”) that allows Investor Class Shares of the Fund to pay service fees to service providers.  Under the Shareholder Services Plan, service providers are entitled to receive aggregate fees for shareholder services not exceeding twenty-five basis points (0.25%) of the Fund’s average daily net assets attributable to Investor Class Shares that are subject to the arrangement in return for providing a broad range of shareholder services, including: (i) maintaining accounts relating to shareholders that invest in Shares; (ii) arranging for bank wires; (iii) responding to shareholder inquiries relating to the services performed by the Distributor (as defined below) and/or service providers; (iv) responding to inquiries from shareholders concerning their investment in the Trust; (v) assisting shareholders in changing dividend options, account designations and addresses; (vi) providing information periodically to shareholders showing their position in the Trust; (vii) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (viii) processing purchase, exchange and redemption requests from shareholders and placing orders with the Fund or its service providers; and (ix) processing dividend payments from the Fund on behalf of shareholders.  As of the date of this SAI, Investor Class Shares of the Fund pay 0.25% in shareholder servicing fees.  Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of charges.

DISTRIBUTION

The Fund’s shares are offered on a continuous basis by Foreside Fund Services, LLC (the “Distributor”).  The Distributor has no obligation to sell any specific quantity of Fund shares.  The Distributor and its officers have no role in determining investment policies or which securities are to be purchased or sold by the Fund.  The Distributor may enter into arrangements with banks, broker-dealers and other financial intermediaries through which investors may purchase or redeem shares.  With respect to certain financial intermediaries and related fund “supermarket” platform arrangements, the Fund and/or the Adviser, rather than the Distributor, typically enter into such agreements.  The Distributor’s principal place of business is Three Canal Plaza, Suite 100, Portland, Maine 04101.  The Distributor is not affiliated with the Adviser, the transfer agent or with Citi or their affiliates. The distribution agreement between the Trust and the Distributor (“Distribution Agreement”) shall remain in effect for a period of two years after the effective date of the agreement and is renewable annually after the initial two year period.  The Distribution Agreement may be terminated by: (i) the Distributor or a majority vote of the Trustees who are not interested persons (as that term is defined in the 1940 Act) and have no financial interest in the Distribution Agreement upon not less than 60 days’ prior written notice by either party, without penalty; or (ii) upon its assignment.

For the fiscal year ended September 30, 2012, the Fund was not in operation and therefore did not pay or waive any distribution or shareholder servicing fees.

The Adviser, at its expense, pays the Distributor a fee for certain distribution-related services, including registering employees of the Adviser who are involved in marketing the Fund.

PAYMENTS FOR DISTRIBUTION, SHAREHOLDER SERVICING AND OTHER SALES SUPPORT ACTIVITIES

Payments of shareholder servicing fees are not tied exclusively to actual service expenses, and the payments may exceed distribution and service expenses actually incurred.

Subject to applicable laws and regulations, Turner or its affiliates may pay, out of their own assets, compensation to authorized dealers, service organizations and financial intermediaries (“Intermediaries”) in connection with the sale, distribution and/or servicing of shares of the Fund. These payments (“Additional Payments”) would be in addition to the payments by the Fund described in the Fund’s Prospectus and this Statement of Additional Information for distribution and shareholder servicing and processing. These Additional Payments may take the form of “due diligence” payments for an institution’s examination of the Fund and payments for providing extra employee training and information relating to the Fund; “listing” fees for the placement of the Fund on a dealer’s list of mutual funds available for purchase by its customers; “finders” or “referral” fees for directing investors to the Fund; “marketing support” fees for providing assistance in promoting the sale of the Fund’s shares; and payments for the sale of shares and/or the maintenance of share balances. In addition, Turner and/or its affiliates may make Additional Payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Fund. The Additional Payments made by Turner and/or its affiliates may be a fixed dollar amount, may be based on the number of customer accounts maintained by an Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Intermediary involved, and may be different for each Intermediary. Furthermore, Turner and/or its affiliates may contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions. Turner or its affiliates may also pay for the travel expenses, meals, lodging and entertainment of Intermediaries and their salespersons and guests in connection with educational, sales and promotional programs, subject to applicable FINRA regulations. The Additional Payments may include amounts that are sometimes referred to as “revenue sharing” payments.

TRUSTEES AND OFFICERS OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts and the 1940 Act.  The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.

Certain information about the Trust’s Trustees and Executive Officers is set forth below.  Each may have held other positions with the named companies during that period.  Certain officers of the Trust also serve as officers to one or more mutual funds for which Citi or its affiliates act as investment manager, administrator or distributor.

Name, Address and Age(1)	Position Held with Trust and Length of Service(2)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships Held

Interested Trustee*
Thomas R. Trala, Jr. (46)	Trustee (since 2010)	Executive Managing Director (since 2010), Chief Operating Officer (since 2004) and Chief Financial Officer (since 2012), Turner.	11	Turner Global Financial Services Offshore, Ltd. (since 2012); Turner Global Financial

Name, Address and Age(1)	Position Held with Trust and Length of Service(2)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships Held

Services Master, Ltd. (since 2012); Turner Navigator Offshore, Ltd. (since 2012); Turner Navigator Master, Ltd. (since 2012); Turner International, Ltd. (since 2007)

* Mr. Trala is deemed to be an “Interested Trustee” by virtue of his relationship with Turner.

Non-Interested Trustees

Alfred C. Salvato (54)	Chairman of the Board (since 2004); Trustee (since 1996)	Chief Investment Officer (since 2003) and Treasurer (since 1995), Thomas Jefferson University.	11	None

Janet F. Sansone (67)	Trustee (since 1996)	Chief Management Officer, United States Government Printing Office (2008-2010); Self-employed Consultant (since 1999).	11	None

John T. Wholihan (75)	Trustee (since 1996)	Dean Emeritus (since 2007), Professor (since 1984) and Dean (1984-2007), College of Business Administration, Loyola Marymount University.	11	None

Executive Officers

Thomas R. Trala, Jr. (46)	President (since 2004)	Executive Managing Director (since 2010) and Chief Operating Officer (since 2004), Turner.	N/A	N/A

Ty S. Edwards 3435 Stelzer Road,	Controller and Chief Financial Officer (since	Senior Vice President, Financial Services, Citi Fund Services (since 2010); Director, Product	N/A	N/A

Name, Address and Age(1)	Position Held with Trust and Length of Service(2)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships Held

Columbus, OH 43219 (46)	2010)	Management, Columbia Management (2007-2009).

Brian F. McNally (54)	Vice-President (since 2002), Secretary and Chief Compliance Officer (since 2004)	General Counsel and Chief Compliance Officer (since 2004), Deputy General Counsel (2002-2004), Turner.	N/A	Turner Funds plc (since 2008)

Jennifer Page (47)	Vice President and Assistant Secretary (since 2011)

Director — Fund Administration and Compliance (since 2011), Director — Fund Administration — Offshore & Alternatives (2011), Turner; Senior Project Manager, AC Lordi Consulting (2010-2011); Senior Manager — Internal Audit (2006-2010), Senior Compliance Manager (2004-2006), Senior Risk Manager (2001-2006), Senior Fund Accounting Manager (1996-2001), Vanguard.

			N/A	N/A

(1)                            Each Trustee and executive officer, unless noted otherwise, may be contacted by writing to such Trustee or officer c/o Turner Funds, 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312, Attn: Turner Chief Compliance Officer.

(2)                            Each officer serves a one-year term. All Trustees elected to office on or after February 19, 2010, are subject to a 12 year term of office ending on the December 31st of the 12 year anniversary of the year in which he or she was first elected to the position of Trustee, subject to a one-time renewal for a second 12 year term by vote of a majority of the Trustees, including a majority of the “non-interested” trustees.  Additionally, each Trustee who had not reached the age of 70 as of December 31, 2009, is subject to a retirement age of 75, so that any Trustee who reaches such age shall resign as of the December 31st immediately following his or her 75th birthday.  All other Trustees serve until his or her respective successor has been duly elected and qualified.

The Board believes that each Trustee’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that each Trustee should serve in such capacity.  Among the attributes common to all Trustees is the ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Trustees, the Adviser, other service providers, counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Trustees.  A Trustee’s ability to perform his or her duties effectively may have been attained through the Trustee’s business, consulting, public service and/or academic positions; experience as a board member of the Fund and other funds in the Fund Complex, other investment funds, or non-profit entities or other organizations; education or professional training; and/or other life experiences.  In addition to these shared characteristics, set forth below is a brief discussion of the specific experience, qualifications, attributes or skills of each Trustee.

Thomas R. Trala, Jr.            Mr. Trala has been a Trustee since 2010.  He is the Chief Operating and Financial Officer of the Adviser.  Mr. Trala has 23 years of investment related experience.

Alfred C. Salvato.                Mr. Salvato has been a Trustee since 1996, Chairman of the Board since 2004, and Chairman of the Audit Committee since 2003.  Mr. Salvato has close to 28 years of experience in the investment management field.

Janet F. Sansone.                Ms. Sansone has been a Trustee since 1996.  She has close to 33 years of human resources management, general management, and consulting experience.

John T. Wholihan.               Mr. Wholihan has been a Trustee since 1996.  He has over 50 years of business and academic experience.

Specific details regarding each Trustee’s principal occupations during the past five years are included in the table above.

Leadership Structure and Oversight Responsibilities

Overall responsibility for oversight of the Fund rests with the Board.  The Fund has engaged the Adviser to manage the Fund on a day-to-day basis.  The Board is responsible for overseeing the Adviser and other service providers in the operation of the Fund in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Fund’s Agreement and Declaration of Trust and By-Laws.  The Board is currently composed of four members, three of whom are Independent Trustees.  The Board meets in-person at regularly scheduled meetings four times each year as well as telephonically for an additional regularly scheduled meeting each year. In addition, the Board may hold special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings.  The Independent Trustees have also engaged independent legal counsel to assist them in performing their oversight responsibility.  The Independent Trustees meet with their independent legal counsel in-person prior to and during each quarterly in-person board meeting.  As described below, the Board has established an Audit Committee, Valuation Committee and Nominating Committee, and may establish ad hoc committees or working groups from time to time to assist the Board in fulfilling its oversight responsibilities.

The Board has appointed Alfred C. Salvato, an Independent Trustee, to serve in the role of Chairman.  The Chairman’s role is to preside at all meetings of the Board and to act as liaison with the Adviser, other service providers, counsel and other Trustees generally between meetings.  The Chairman serves as a key point person for dealings between management and the Trustees.  The Chairman may also perform such other functions as may be delegated by the Board from time to time.  The Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview and it allocates areas of responsibility among committees of Trustees and the full Board in a manner that enhances effective oversight.

The Fund is subject to a number of risks, including investment, compliance, operational and valuation risks, among others.  Risk oversight forms part of the Board’s general oversight of the Fund and is addressed as part of various Board and committee activities.  Day-to-day risk management functions are subsumed within the responsibilities of the Adviser and other service providers (depending on the nature of the risk), which carry out the Fund’s investment management and business affairs.  The Adviser and other service providers employ a variety of processes, procedures and controls to identify various events or circumstances that give rise to risks, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur.  Each of the Adviser and other service providers have their own independent interests in risk management, and their policies and methods of risk management will depend on their functions and business models.  The Board recognizes that it is not possible to identify all of the risks that may affect the Fund or to develop processes and controls to eliminate or mitigate their occurrence or effects.  The Board requires senior officers of the Trust, including the President, Chief Financial Officer and Chief Compliance Officer (“CCO”) and the Adviser, to report to the full Board on a variety of matters at regular and special meetings of the Board, including matters relating to risk management.  The Board and the Audit Committee also receive regular reports from the Trust’s independent registered public accounting firm on internal control and financial reporting matters.  The Board also receives reports from certain of the Trust’s other primary service providers on a periodic or regular basis, including the Trust’s custodian, distributor, sub-administrator and securities lending counterparty.  The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight.

Board Standing Committees.  The Board has established the following standing committees:

•                                          Audit Committee.  The Board has a standing Audit Committee that is composed of the independent Trustees of the Trust.  The Audit Committee operates under a written charter approved by the Board.  The principal responsibilities of the Audit Committee include:  (i) recommending which firm to engage as the Trust’s independent auditor and whether to terminate this relationship; (ii) reviewing the independent auditors’ compensation, the proposed scope and terms of its engagement, and the firm’s independence; (iii) serving as a channel of communication between the independent auditor and the Trustees; (iv) reviewing the results of each external audit, including any qualifications in the independent auditors’ opinion, any related management letter, management’s responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust’s Sub-Administrator that are material to the Trust as a whole, if any, and management’s responses to any such reports; (v) reviewing the Trust’s audited financial statements and considering any significant disputes between the Trust’s management and the independent auditor that arose in connection with the preparation of those financial statements; (vi) considering, in consultation with the independent auditors and the Trust’s senior internal accounting executive, if any, the independent auditors’ report on the adequacy of the Trust’s internal financial controls; (vii) reviewing, in consultation with the Trust’s independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust’s financial statements; and (viii) other audit related matters.  The Audit Committee meets at least once a quarter, and as otherwise necessary.  During the fiscal year ended September 30, 2012, the Audit Committee met five times.

•                                          Fair Value Pricing Committee.  The Board has a standing Fair Value Pricing Committee that is composed of Mr. Salvato and various representatives of the Trust’s service providers, as appointed by the Board.  Ms. Sansone and Dr. Wholihan serve as alternates in the event that the Mr. Salvato is unavailable for a Committee meeting.  The Fair Value Pricing Committee operates under procedures approved by the Board.  The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available or which the Fund believes are unreliable.  The Fair Value Pricing Committee’s determinations are reviewed by the full Board.  The Fair Value Pricing Committee meets periodically, as necessary, and met seventy-four times in the most recently completed fiscal year.

•                                          Nominating Committee.  The Board has a Nominating Committee that is composed of the independent Trustees of the Trust.  The Nominating Committee is responsible for selecting and nominating persons to serve as trustees of the Trust.  The Nominating Committee is responsible for both nominating candidates to be appointed by the Board to fill vacancies and for nominating candidates to be presented to shareholders for election.  In performing its responsibilities, the Nominating Committee will consider candidates recommended by management of the Trust and by shareholders and evaluate them both in a similar manner, as long as the recommendation submitted by a shareholder includes at a minimum: the name, address and telephone number of the recommending shareholder and information concerning the shareholder’s interests in the Trust in sufficient detail to establish that the shareholder held interests in the Trust on the relevant record date; and the name, address and telephone number of the recommended nominee and information concerning the recommended nominee’s education, professional experience, and other information that might assist the Nominating Committee in evaluating the recommended nominee’s qualifications to serve as a trustee.  The Nominating Committee may solicit candidates to serve as trustees from any source it deems appropriate.  The Nominating Committee meets periodically as necessary.  The Nominating Committee met once during the fiscal year ended September 30, 2012.

Fund Shares Owned By Trustees.  The following table shows a dollar amount range of each Trustee’s “beneficial ownership” of shares of the Fund and the aggregate dollar range of all Turner Funds as of the end of the most recently completed calendar year.  Dollar ranges of shares disclosed are established by the SEC.  “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 Act, as amended.

Name	Dollar Range of Fund Shares (Fund)	Aggregate Dollar Range of Shares (All Turner Funds)
Interested Trustee
Thomas R. Trala, Jr. (1)	$0 — Turner Emerging Markets Fund	Over $100,000

Independent Trustees
Alfred C. Salvato	$0 — Turner Emerging Markets Fund	$10,001-$50,000
Janet F. Sansone	$0 — Turner Emerging Markets Fund	$10,001-$50,000
John T. Wholihan	$0 — Turner Emerging Markets Fund	$10,001-$50,000

(1)                                 Mr. Trala is an “interested person” of the Trust, as the term is defined in the 1940 Act, by virtue of his relationship with Turner.

The Fund was not in operation prior to the date of this SAI. Consequently, the Trustees and officers do not own any securities issued by the Fund.

Ownership in Securities of Turner and Related Companies.  As reported to the Trust, the independent Trustees and their immediate family members did not own any securities issued by the Trust’s Adviser or Distributor or any persons (other than a registered investment company) directly or indirectly controlled by, or under common control with the Trust’s Adviser or Distributor.

Compensation.  The Board holds regular quarterly meetings each year, and the Trustees receive annual compensation from the Trust for serving on the Board and attending such meetings. The Trust does not compensate the Trustees who are officers or employees of the Adviser. Due to her position with the federal government, the Trust did not compensate Janet Sansone from January 1, 2008 to December 31, 2009. Effective May 17, 2012, the independent Trustees receive an annual retainer of $50,000 ($65,000 for the Board Chairman) payable quarterly. Each Audit Committee Member receives an annual retainer of $4,000 ($7,000 for the Audit Committee Chairman); and each Valuation Committee Member and the Valuation Committee Chairman receive an annual retainer of $1,000. In addition, independent Trustees receive $6,000 ($9,000 for the Board Chairman) for each regular or special board meeting (provided, however, that in the event that a special meeting is held telephonically and no resolutions are passed, then each independent Trustee will receive $2,000 for such meeting), $4,000 ($7,000 for the Audit Committee Chairman) for each audit committee meeting, $500 per fair value meeting and $2,000 for telephone meetings with counsel. Also, independent Trustees receive $5,000 for participating in a full day of Turner Funds’ business outside of Board meetings and preparation for such participation and $2,500 for a half day of such participation. Trustees are reimbursed for travel and other out-of-pocket expenses in connection with the attendance of Board meetings. The Trust does not offer any retirement benefits for Trustees. Brian F. McNally receives annual compensation from the Trust (currently $175,000) for serving as the Trust’s chief compliance officer (“CCO”). In addition, Mr. McNally is reimbursed for out-of-pocket expenses in connection with his serving as CCO. During the fiscal year ended September 30, 2012, the current Trustees received the following compensation from the Trust for serving on the Board, and Mr. McNally received the following compensation from the Trust for serving as Chief Compliance Officer:

Name of Person, Position	Aggregate Compensation From Trust for the Fiscal Year Ended September 30, 2012	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust and Fund Complex Paid to Trustees for the Fiscal Year Ended September 30, 2012
Interested Trustee
Thomas R. Trala, Jr.(1)	—	—	—	—

Independent Trustees
Alfred C. Salvato(2)	$153,500	—	—	$153,500
Janet F. Sansone(2)	$102,750	—	—	$102,750
John T. Wholihan(2)	$102,750	—	—	$102,750
Brian F. McNally(3)	$172,500	—	—	$172,500

(1)               Mr. Trala is an “interested person” of the Trust, as the term is defined in the 1940 Act by virtue of his relationship with Turner.  The Trust pays fees only to the Trustees who are not interested persons of the Trust.  Compensation of officers and interested persons of the Trust is paid by Turner.

(2)               Member of the Audit Committee and Nominating Committee.

(3)               Chief Compliance Officer.

COMPUTATION OF YIELD AND TOTAL RETURN

From time to time the Trust may advertise yield and total return of the Fund.  These figures will be based on historical earnings and are not intended to indicate future performance.  No representation can be made concerning actual future yields or returns.  The yield of the Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated in each period over one year and is shown as a percentage of the investment.  In particular, yield will be calculated according to the following formula:

Yield = 2[((a-b)/cd + 1)6 - 1] where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

The total return of the Fund, both before and after taxes, refers to the average compounded rate of return on a hypothetical investment for designated time periods (including but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period.  In particular, total return before taxes will be calculated according to the following formula:  P (1 + T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return (before taxes); n = number of years; and ERV = ending redeemable value as of the end of the designated time period.  Total return after taxes on distributions will be calculated according to the following formula: P (1 + T)n = ATVD, where P = a hypothetical initial payment of $1,000; T = average annual total return (after taxes on distributions); n = number of years; and ATVD = ending redeemable value as of the end of the designated time period, after taxes on fund distributions, but not after taxes on redemption.  Total return after taxes on distributions and redemption will be calculated according to the following formula: P (1 + T)n = ATVDR where P = a hypothetical initial payment of $1,000; T = average annual total return (after taxes on distributions); n = number of years; and ATVDR = ending redeemable value as of the end of the designated time period, after taxes on fund distributions and on redemption.  Each of the above formulas assumes a hypothetical $1,000 payment made at the beginning of the designated time period.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions may be made through DST Systems, Inc., P.O. Box 219805, Kansas City, Missouri 64121-9805 (the “Transfer Agent”) or a designated financial intermediary (as described below) on days when the New York Stock Exchange is open for business.  Currently, the days on which the Fund is closed for business are: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  Shares of the Fund are offered on a continuous basis.

It is currently the Trust’s policy to pay all redemptions in cash.  The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Fund in lieu of cash.  Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions, and may have to pay taxes on capital gains from the sale.

The Fund’s net asset value per share is computed once daily, Monday through Friday, at 4:00 p.m. Eastern Time except when the Fund is not open for business, days during which the Fund receives no purchase or redemption orders, customary holidays and on days when the New York Stock Exchange is closed.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the Fund’s securities is not reasonably practicable, or for such other periods as the SEC has by order permitted.  The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the New York Stock Exchange, Turner, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

The Fund participates in fund “supermarket” arrangements.  In such an arrangement, a program is made available by a broker or other institution (a sponsor) that allows investors to purchase and redeem shares of the Fund through the sponsor of the fund supermarket.  In connection with these supermarket arrangements, the Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders.  In turn, the brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf.  As such, the Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, accepts the order.  The customer order will be priced at the Fund’s net asset value next computed after accepted by an authorized broker or the broker’s authorized designee. In addition, a broker may charge transaction fees on the purchase and/or sale of Fund shares.  Also in connection with fund supermarket arrangements, the performance of a participating Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available and compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.  The Trust’s annual report contains additional performance information and will be made available to investors upon request and without charge.

The Fund has not entered into any arrangements with any person permitting frequent purchases and redemptions of Fund shares.

DETERMINATION OF NET ASSET VALUE

The securities of the Fund are valued under the direction of the Administrator and under the general supervision of the Trustees.  The Administrator or its delegates may use independent pricing services to obtain valuations of securities.  The pricing services rely primarily on prices of actual market transactions as well as on trade quotations obtained from third parties. Prices are generally determined using readily available market prices.  If market prices are unavailable or believed to be unreliable, the Sub-Administrator will initiate a process by which the Trust’s Fair Value Committee will make a good faith determination as to the “fair value” of the security using procedures approved by the Trustees.  The pricing services may use a matrix system to determine valuations of fixed income securities when market prices are not readily available.  This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations.  As a supplement to the monitoring for significant events by the Administrator, the Sub-Administrator also monitors price movements among certain selected indices, securities and baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels recommended by the Trust’s Fair Value Committee for approval by the Board (“trigger points”), the Sub-Administrator will notify the Adviser that such limits have been exceeded.  If such trigger points are exceeded, then the close prices for certain foreign markets are systematically adjusted by fair value factors calculated by an independent pricing service.

The procedures used by any such pricing service and its valuation results are reviewed by the officers of the Trust under the general supervision of the Trustees.

The Fund may hold portfolio securities that are listed on foreign exchanges.  These securities may trade on weekends or other days when the Fund does not calculate NAV.  As a result, the value of these investments may change on days when you cannot purchase or sell Fund shares.

Securities with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization of maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument.  While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price the Fund would receive if it sold the instrument.

TAXES

The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus.  No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the Prospectus are not intended as a substitute for careful tax planning.  Potential investors should consult their tax advisers with specific reference to their own tax situations.

The discussions of the federal tax consequences in the Prospectus and this SAI are based on the Internal Revenue Code (the “Code”), and the regulations issued under it, and court decisions and administrative interpretations, as in effect on the date of this SAI.  Future legislative or administrative changes or court decisions may significantly alter these tax consequences, and any such changes or decisions may be retroactive.

Federal - General Information.  The Fund intends to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code.  As such, the Fund generally will be exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders.  To qualify for treatment as a regulated investment company, it must meet three important tests each year.

First, the Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to the Fund’s business of investing in stock, securities or currencies, or net income derived from interests in qualified publicly traded partnerships.

Second, generally, at the close of each quarter of the Fund’s taxable year, at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers as to which the Fund has not invested more than 5% of the value of its total assets in securities of the issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer, and no more than 25% of the value of the Fund’s total assets may be invested in the securities of (1) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (2) two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses, or (3) one or more qualified publicly traded partnerships.

Third, the Fund must distribute each year an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), before taking into account any deduction for dividends paid, and 90% of its tax-exempt income, if any, for the year.  Moreover, the Fund seeks to manage the size of any capital gains distributions by monitoring end of fiscal year wash sales as well as realized and unrealized capital gains and losses throughout the year.

The Fund intends to comply with these requirements.  Moreover, the Fund seeks to manage the size of any capital gains distributions by monitoring end of fiscal year wash sales as well as realized and unrealized capital gains and losses throughout the year.  If the Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company.  If for any taxable year the Fund were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders.  In that event, taxable shareholders would recognize dividend income on distributions to the extent of the Fund’s current and accumulated earnings and profits and corporate shareholders could be eligible for the dividends-received deduction.

The Code imposes a non-deductible 4% excise tax on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses).  The Fund intends to make sufficient distributions or deemed distributions each year to avoid liability for this excise tax.

Taxation of Certain Financial Instruments.  The tax principles applicable to transactions in certain financial instruments, such as futures contracts and options, that may be engaged in by the Fund, and investments in passive foreign investment companies (“PFICs”), are complex and, in some cases, uncertain.  Such transactions and investments may cause the Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

In addition, in the case of any shares of a PFIC in which the Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the shares.

State and Local Taxes.  Although the Fund expects to qualify as a “regulated investment company” and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

PORTFOLIO TRANSACTIONS

Turner is authorized to select brokers and dealers to effect securities transactions for the Fund.  It will seek to obtain the most favorable net results by taking into account various factors, including price, commission, size of the transactions and difficulty of executions, the firm’s general execution and operational facilities, and the firm’s risk in positioning the securities involved.  While Turner generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available.  Turner seeks to select brokers or dealers that offer the Fund best price and execution or other services that benefit the Fund.

Turner may, consistent with the interests of the Fund, select brokers on the basis of the research services provided to it.  Such services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services.  Information so received by Turner will be in addition to and not in lieu of the services required to be performed by Turner under the Advisory Agreement.  If, in the judgment of Turner, the Fund or other accounts managed by Turner will be benefited by supplemental research services, Turner is authorized to pay brokerage commissions to a broker furnishing such services that are in excess of commissions that another broker may have charged for effecting the same transaction.  These research services include: advice, either directly or through publications or writings, as to the value of securities; the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses.  The expenses of Turner will not necessarily be reduced as a result of the receipt of such supplemental information, such services may not be used exclusively, or at all, with respect to the Fund or account generating the brokerage, and there can be no guarantee that Turner will find all of such services of value in advising the Fund.

VOTING

Each share held entitles the shareholder of record to one vote for each dollar invested.  In other words, each shareholder of record is entitled to one vote for each dollar of net asset value of the shares held on the record date for the meeting.  Shares issued by the Fund have no preemptive, conversion, or subscription rights.  The Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund.  Voting rights are not cumulative.  Shareholders of each Class of the Fund will vote separately on matters pertaining solely to the Fund or that Class.  As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust.  In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Where the Trust’s Prospectus or SAI state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of (i) 67% or more of the affected Fund’s shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the affected Fund’s outstanding shares, whichever is less.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of series (i.e., portfolios) and shares of each series.  Each share of a series represents an equal proportionate interest in that series with each other share.  Upon liquidation, shares are entitled to a pro rata share in the net assets of the portfolio, after taking into account additional distribution and shareholder servicing expenses attributable to the Investor Class.  Shareholders have no preemptive rights.  The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes.  All consideration received by the Trust for shares of any series or separate class and all assets in which such consideration is invested would belong to that portfolio or separate class and would be subject to the liabilities related thereto.  Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a Massachusetts business trust.  Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust.  Even if, however, the Trust were held to be a partnership, the possibility of the shareholders’ incurring financial loss for that reason appears remote because the Trust’s Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust, and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES’ LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for the Trustee’s own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person.  The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust.  However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for the Trustee’s willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

CODE OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act.  In addition, the Adviser has adopted a Code of Ethics pursuant to Rule 17j-1.  This Code of Ethics applies to the personal investing activities of Trustees, officers, and certain employees (“access persons”).  Rule 17j-1 and the Code of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons.  Under the Code of Ethics, access persons are permitted to invest in securities (including securities that may be purchased or held by the Fund), but are required to report their personal securities transactions for monitoring purposes.  In addition, under the Trust’s Code of Ethics, certain access persons are required to obtain approval before investing in initial public offerings or private placements.  Copies of the Code of Ethics are on file with the SEC, and are available to the public.

PROXY VOTING

The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to Turner.  Turner will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI.

Information regarding how the Trust voted proxies relating to portfolio securities held by the Funds during the 12-month period ended June 30, 2014, which is filed with the SEC on Form N-PX, will be available without charge, upon request, by calling 1-800-224-6312 or by writing to Turner Funds at 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312.  The Trust’s report on Form N-PX is also available on the SEC’s website at www.sec.gov.

Turner will generally not vote nor seek to recall for voting shares on loan in connection with the Trust’s securities lending program, unless it determined that a particular vote was especially significant. Seeking to recall securities in this limited circumstance may nevertheless be unsuccessful because of operational difficulties relating to custody of the security in question that are beyond Turner’s control.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

The Fund was not in operation prior to the date of this SAI. Consequently, no securities have been issued by the Fund.

CUSTODIAN

Citibank, N.A., 388 Greenwich Street, New York, New York 10013, acts as the custodian (the “Custodian”) of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.  Citibank, N.A. may appoint domestic and foreign sub-custodians from time to time to hold certain securities purchased by the Trust and to hold cash for the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, whose offices are located at 1601 Market Street, Philadelphia, PA 19103, serves as the Trust’s independent registered public accounting firm.

LEGAL COUNSEL

Drinker Biddle & Reath LLP, located at One Logan Square, Suite 2000, Philadelphia, PA 19103, serves as counsel to the Trust.

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

A Standard & Poor’s short-term issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days.  The following summarizes the rating categories used by Standard & Poor’s for short-term issues:

“A-1” — A short-term obligation rated “A-1” is rated in the highest category and indicates that the obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” — A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

“A-3” — A short-term obligation rated “A-3” exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” — A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics.  The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

“C” — A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” — A short-term obligation rated “D” is in payment default.  The “D” rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period.  However, any stated grace period longer than five business days will be treated as five business days.  The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Local Currency and Foreign Currency Risks — Standard & Poor’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings.  An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Moody’s Investors Service (“Moody’s”) short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments.  Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” — Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” — Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” — Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

“NP” — Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation.  Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention.  Typically, this means up to 13 months for corporate, sovereign and structured obligations, and up to 36 months for obligations in U.S. public finance markets.  The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” — Securities possess the highest short-term credit quality.  This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” — Securities possess good short-term credit quality.  This designation indicates good intrinsic capacity for timely payment of financial commitments.

“F3” — Securities possess fair short-term credit quality.  This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

“B” — Securities possess speculative short-term credit quality.  This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

“C” — Securities possess high short-term default risk.  Default is a real possibility.

“RD” — Restricted default.  Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations.  Applicable to entity ratings only.

“D” — Default.  Indicates a broad-based default event for an entity, or the default of a short-term obligation.

The DBRS® Ratings Limited (“DBRS”) short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner.  Ratings are based on quantitative and qualitative considerations relevant to the issuer and the relative ranking of claims.  The R-1 and R-2 rating categories are further denoted by the sub-categories “(high)”, “(middle)”, and “(low)”.

The following summarizes the ratings used by DBRS for commercial paper and short-term debt:

“R-1 (high)” - Short-term debt rated “R-1 (high)” is of the highest credit quality.  The capacity for the payment of short-term financial obligations as they fall due is exceptionally high.  Unlikely to be adversely affected by future events.

“R-1 (middle)” — Short-term debt rated “R-1 (middle)” is of superior credit quality.  The capacity for the payment of short-term financial obligations as they fall due is very high.  Differs from “R-1 (high)” by a relatively modest degree.  Unlikely to be significantly vulnerable to future events.

“R-1 (low)” — Short-term debt rated “R-1 (low)” is of good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial.  Overall strength is not as favorable as higher rating categories.  May be vulnerable to future events, but qualifying negative factors are considered manageable.

“R-2 (high)” — Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events.

“R-2 (middle)” — Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

“R-2 (low)” — Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events.  A number of challenges are present that could affect the issuer’s ability to meet such obligations.

“R-3” — Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality.  There is a capacity for the payment of short-term financial obligations as they fall due.  May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

“R-4” — Short-term debt rated “R-4” is considered to be of speculative credit quality.  The capacity for the payment of short-term financial obligations as they fall due is uncertain.

“R-5” — Short-term debt rated “R-5” is considered to be of highly speculative credit quality.  There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

“D” — Short-term debt rated “D” implies a financial obligation has not been met or it is clear that a financial obligation will not be met in the near future, or a debt instrument has been subject to a distressed exchange.  A downgrade to “D” may not immediately follow an insolvency or restructuring filing as grace periods, other procedural considerations, or extenuating circumstance may exist.

Long-Term Credit Ratings

The following summarizes the ratings used by Standard & Poor’s for long-term issues:

“AAA” — An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” — An obligation rated “AA” differs from the highest-rated obligations only to a small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” — An obligation rated “BBB” exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“BB,” “B,” “CCC,” “CC” and “C” — Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics.  “BB” indicates the least degree of speculation and “C” the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” — An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” — An obligation rated “CC” is currently highly vulnerable to nonpayment.

“C” — A “C” rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default.  Among others, the “C” rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

“D” — An obligation rated “D” is in payment default.  The “D” rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days, irrespective of any grace period.  The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.  An obligation’s rating is lowered to “D” upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or minus (-) — The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

“NR” — This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Local Currency and Foreign Currency Risks - Standard & Poor’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings.  An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Moody’s long-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of one year or more.  Such ratings reflect both the likelihood of default on contractually promised payments and the expected financial loss suffered in the event of default.  The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” — Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

“Aa” — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” — Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

“Baa” — Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

“Ba” — Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.

“B” — Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” — Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.

“Ca” — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” — Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note:  Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.”  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The following summarizes long-term ratings used by Fitch:

“AAA” — Securities considered to be of the highest credit quality.  “AAA” ratings denote the lowest expectation of credit risk.  They are assigned only in cases of exceptionally strong capacity for payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” — Securities considered to be of very high credit quality.  “AA” ratings denote expectations of very low credit risk.  They indicate very strong capacity for payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

“A” — Securities considered to be of high credit quality.  “A” ratings denote expectations of low credit risk.  The capacity for payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

“BBB” — Securities considered to be of good credit quality.  “BBB” ratings indicate that expectations of credit risk are currently low.  The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

“BB” — Securities considered to be speculative.  “BB” ratings indicate that there is an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

“B” — Securities considered to be highly speculative.  “B” ratings indicate that material credit risk is present.

“CCC” — A “CCC” rating indicates that substantial credit risk is present.

“CC” — A “CC” rating indicates very high levels of credit risk.

“C” — A “C” rating indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned “D” ratings, but are instead rated in the “B” to “C” rating categories, depending upon their recovery prospects and other relevant characteristics.  Fitch believes that this approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to the “AAA” obligation rating category, or to corporate finance obligation ratings in the categories below “CCC”.

The DBRS long-term rating scale provides an opinion on the risk of default.  That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which an obligation has been issued.  Ratings are based on quantitative and qualitative considerations relevant to the issuer, and the relative ranking of claims.  All rating categories other than AAA and D also contain subcategories “(high)” and “(low)”.  The absence of either a “(high)” or “(low)” designation indicates the rating is in the middle of the category.  The following summarizes the ratings used by DBRS for long-term debt:

“AAA” -  Long-term debt rated “AAA” is of the highest credit quality.  The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

“AA” — Long-term debt rated “AA” is of superior credit quality.  The capacity for the payment of financial obligations is considered high.  Credit quality differs from “AAA” only to a small degree.  Unlikely to be significantly vulnerable to future events.

“A” — Long-term debt rated “A” is of good credit quality.  The capacity for the payment of financial obligations is substantial, but of lesser credit quality than “AA.”  May be vulnerable to future events, but qualifying negative factors are considered manageable.

“BBB” — Long-term debt rated “BBB” is of adequate credit quality.  The capacity for the payment of financial obligations is considered acceptable.  May be vulnerable to future events.

“BB” — Long-term debt rated “BB” is of speculative, non-investment grade credit quality.  The capacity for the payment of financial obligations is uncertain.  Vulnerable to future events.

“B” — Long-term debt rated “B” is of highly speculative credit quality.  There is a high level of uncertainty as to the capacity to meet financial obligations.

“CCC”, “CC” and “C” — Long-term debt rated in any of these categories is of very highly speculative credit quality. In danger of defaulting on financial obligations.  There is little difference between these three categories, although “CC” and “C” ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the “CCC” to “B” range.  Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the “C” category.

“D” — A security rated “D” implies that a financial obligation has not been met or it is clear that a financial obligation will not be met in the near future or a debt instrument has been subject to a distressed exchange.  A downgrade to “D” may not immediately follow an insolvency or restructuring filing as grace periods or extenuating circumstances may exist.

Municipal Note Ratings

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating.  Notes with an original maturity of more than three years will most likely receive a long-term debt rating.  In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:

•  Amortization schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•  Source of payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Municipal Short-Term Note rating symbols are as follows:

“SP-1” — A municipal note rated “SP-1” exhibits a strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

“SP-2” — A municipal note rated “SP-2” exhibits a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” — A municipal note rated “SP-3” exhibits a speculative capacity to pay principal and interest.

Moody’s uses the Municipal Investment Grade (“MIG”) scale to rate U.S. municipal bond anticipation notes of up to three years maturity.  Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity.  MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating.  MIG ratings are divided into three levels — “MIG-1” through “MIG-3” while speculative grade short-term obligations are designated “SG”.  The following summarizes the ratings used by Moody’s for short-term municipal obligations:

“MIG-1” — This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” — This designation denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” — This designation denotes acceptable credit quality.  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” — This designation denotes speculative-grade credit quality.  Debt instruments in this category may lack sufficient margins of protection.

“NR” — Is assigned to an unrated obligation.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned:  a long or short-term debt rating and a demand obligation rating.  The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments.  The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”).  The second element uses a rating from a variation of the MIG rating scale called the Variable Municipal Investment Grade or “VMIG” scale.  The rating transitions on the VMIG scale differ from those on the Prime scale to reflect the risk that external liquidity support generally will terminate if the issuer’s long-term rating drops below investment grade.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

“VMIG-1” — This designation denotes superior credit quality.  Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-2” — This designation denotes strong credit quality.  Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-3” — This designation denotes acceptable credit quality.  Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” — This designation denotes speculative-grade credit quality.  Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

“NR” — Is assigned to an unrated obligation.

About Credit Ratings

A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs).  It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated.  The opinion reflects Standard & Poor’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Moody’s credit ratings must be construed solely as statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities.

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations.  Fitch credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested.  Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

DBRS credit ratings are opinions based on the quantitative and qualitative analysis of information sourced and received by DBRS, which information is not audited or verified by DBRS.  Ratings are not buy, hold or sell recommendations and they do not address the market price of a security.  Ratings may be upgraded, downgraded, placed under review, confirmed and discontinued.

APPENDIX B

PROXY VOTING POLICIES AND PROCEDURES

Turner Investments, L.P. (“Turner”), acts as a fiduciary in relation to its clients and the assets entrusted by them to its management.  Where the assets placed in Turner’s care include shares of corporate stock, and except where the client has expressly reserved to itself or another party the duty to vote proxies, it is Turner’s duty as a fiduciary to vote all proxies relating to such shares.

Duties with Respect to Proxies:

Turner has an obligation to vote all proxies appurtenant to shares of corporate stock owned by its client accounts in the best interests of those clients.  In voting these proxies, Turner may not be motivated by, or subordinate the client’s interests to, its own objectives or those of persons or parties unrelated to the client.  Turner will exercise all appropriate and lawful care, skill, prudence and diligence in voting proxies, and shall vote all proxies relating to shares owned by its client accounts and received by Turner.  Turner shall not be responsible, however, for voting proxies that it does not receive in sufficient time to respond.

Delegation to Proxy Voter Services:

In order to carry out its responsibilities in regard to voting proxies, Turner must track all shareholder meetings convened by companies whose shares are held in Turner client accounts, identify all issues presented to shareholders at such meetings, formulate a principled position on each such issue and ensure that proxies pertaining to all shares owned in client accounts are voted in accordance with such determinations.

Consistent with these duties, Turner has delegated certain aspects of the proxy voting process to Institutional Shareholder Services, and its Proxy Voter Services (PVS) subsidiary.  PVS is a separate investment adviser registered under the Investment Advisers Act of 1940, as amended.  Under an agreement entered into with Turner, PVS has agreed to vote proxies in accordance with recommendations developed by PVS and overseen by Turner, except in those instances where Turner has provided it with different direction.

PVS’s voting recommendations typically favor the interests of the shareholder/owner rather than a company’s management. Turner’s long-standing practice has been to follow voting guidelines of this type.  Although Turner has not chosen PVS or its services for this reason, its engagement of PVS could be interpreted as helpful to maintaining or attracting clients or potential clients supportive of shareholder/owner rights. In this respect its engagement of PVS potentially presents a conflict of interest for Turner, which has a number of clients concerned with shareholder/owner rights.

It should be emphasized that any client or potential client of Turner need not delegate the voting of proxies to Turner (and thus indirectly to PVS as overseen by Turner), and may instead direct its custodian or another party to undertake this responsibility.  Alternatively, a client or potential client may direct Turner to vote following guidelines it selects rather than following the Turner selected PVS guidelines if its preference is to follow voting guidelines that typically favor the interests of company management.  Turner will provide upon request a copy of the current proxy voting guidelines followed by PVS to assist you in this evaluation.

Review and Oversight:

Turner has reviewed the methods used by PVS to identify and track shareholder meetings called by publicly traded issuers throughout the United States and around the globe.  Turner has satisfied itself that PVS operates a system reasonably designed to identify all such meetings and to provide Turner with timely notice of the date, time and place of such meetings.  Turner has further reviewed the principles and procedures employed by PVS in making recommendations on voting proxies on each issue presented, and has satisfied itself that PVS’s recommendations are: (i) based upon an appropriate level of diligence and research, and (ii) designed to further the interests of shareholders and not serve other unrelated or improper interests.  Turner, either directly or through its duly-constituted Proxy Committee, shall review its determinations as to PVS at least annually.

Notwithstanding its belief that PVS’s recommendations are consistent with the best interests of shareholders and appropriate to be implemented for Turner’s client accounts, Turner has the right and the ability to depart from a recommendation made by PVS as to a particular vote, slate of candidates or otherwise, and can direct PVS to vote all or a portion of the shares owned for client accounts in accordance with Turner’s preferences.  PVS is bound to vote any such shares subject to that direction in strict accordance with all such instructions.  Turner, through its Proxy Committee, reviews on a regular basis the overall shareholder meeting agenda, and seeks to identify shareholder votes that warrant further review based upon either (i) the total number of shares of a particular company stock that Turner holds for its clients accounts, or (ii) the particular subject matter of a shareholder vote, such as board independence or shareholders’ rights issues.  In determining whether to depart from a PVS recommendation, the Turner Proxy Committee looks to its view of the best interests of shareholders, and provides direction to PVS only where in Turner’s view departing from the PVS recommendation appears to be in the best interests of Turner’s clients as shareholders.  The Proxy Committee keeps minutes of its determinations in this regard.

The Turner Proxy Committee has only very infrequently departed from the PVS recommendation, and clients should expect that the PVS recommendation will be followed for the vast majority of votes.

Conflicts of Interest:

Turner stock is not publicly traded, and Turner is not otherwise affiliated with any issuer whose shares are available for purchase by client accounts.  Further, no Turner affiliate currently provides brokerage, underwriting, insurance, banking or other financial services to issuers whose shares are available for purchase by client accounts.

Where a client of Turner is a publicly traded company in its own right, Turner may be restricted from acquiring that company’s securities for the client’s benefit.  Further, while Turner believes that any particular proxy issues involving companies that engage Turner, either directly or through their pension committee or otherwise, to manage assets on their behalf, generally will not present conflict of interest dangers for the firm or its clients, in order to avoid even the appearance of a conflict of interest, the Proxy Committee will determine, by surveying the Firm’s employees or otherwise, whether Turner, an affiliate or any of their officers has a business, familial or personal relationship with a participant in a proxy contest, the issuer itself or the issuer’s pension plan, corporate directors or candidates for directorships.  In the event that any such relationship is found to exist, the Proxy Committee will take appropriate steps to ensure that any such relationship (or other potential conflict of interest), does not influence Turner’s or the Committee’s decision to provide direction to PVS on a given vote or issue.  Further to that end, Turner will adhere to all recommendations made by PVS in connection with all shares issued by such companies and held in Turner client accounts, and, absent extraordinary circumstances that will be documented in writing, will not subject any such proxy to special review by the Proxy Committee.

As discussed above, Turner’s selection of PVS may be considered a potential conflict of interest. Turner will in all instances seek to resolve any conflicts of interests that may arise prior to voting proxies or selecting a proxy voting agent/research provider in a manner that reflects the best interests of its clients.

Securities Lending:

Turner will generally not vote nor seek to recall in order to vote shares on loan in connection with client administered securities lending programs, unless it determines that a vote is particularly significant.  Seeking to recall securities in order to vote them even in these limited circumstances may nevertheless not result in Turner voting the shares because the securities are unable to be recalled in time from the party with custody of the securities, or for other reasons beyond Turner’s control. Clients that participate in securities lending programs should expect that Turner will not frequently vote or seek to recall in order to vote shares that are on loan.

Obtaining Proxy Voting Information:

To obtain information on how Turner voted proxies or for a copy of current PVS guidelines, please contact:

Andrew Mark, Director of Operations

and Technology Administration

c/o Turner Investments, L.P.

1205 Westlakes Drive, Suite 100

Berwyn, PA 19312

Recordkeeping:

Turner shall retain its (i) proxy voting policies and procedures; (ii) proxy statements received regarding client statements; (iii) records or votes it casts on behalf of clients; (iv) records of client requests for proxy voting information, and (v) any documents prepared by Turner that are material in making a proxy voting decision.  Such records may be maintained with a third party, such as PVS, that will provide a copy of the documents promptly upon request.

Adopted:  July 1, 2003

Last revised:         June 15, 2009

PART C: OTHER INFORMATION

Item 28.  Exhibits

(a)(1)                              Agreement and Declaration of Trust of the Registrant dated January 26, 1996 is incorporated by reference to Exhibit 1 of the Registrant’s Registration Statement as filed on February 1, 1996.

(a)(2)                              Certificate of Amendment to Agreement and Declaration of Trust dated March 28, 1997 is incorporated by reference to Exhibit 1(a) of the Registrant’s Post-Effective Amendment No. 5 as filed on April 10, 1997.

(a)(3)                              Certificate of Amendment to the Agreement and Declaration of Trust dated August 17, 2001 is incorporated by reference to Exhibit a(3) of the Registrant’s Post-Effective Amendment No. 21 as filed on January 28, 2002.

(b)(1)                              By-Laws are incorporated by reference to Exhibit 2 of the Registrant’s Registration Statement as filed on February 1, 1996.

(b)(2)                              Amendment to Section 5 of the By-Laws of the Registrant, effective February 19, 2010, is incorporated by reference to Exhibit (b)(2) of the Registrant’s Post-Effective Amendment No. 67 as filed on May 4, 2010.

(c)                                              Articles III, V, VI and VIII of the Agreement and Declaration of Trust of the Registrant dated January 26, 1996 are incorporated by reference to Exhibit 1 of the Registrant’s Registration Statement as filed on February 1, 1996.

(d)(1)                              Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc. is incorporated by reference to Exhibit 5(a) of the Registrant’s Post-Effective Amendment No. 4 as filed on January 28, 1997.

(d)(2)                              Investment Advisory Agreement between Registrant and Turner Investment Partners, Inc. is incorporated by reference to Exhibit d(4) of the Registrant’s Post-Effective Amendment No. 12 as filed on November 16, 1998.

(d)(3)                              Form of Amended and Restated Investment Management Agreement between the Registrant and Turner Investment Management LLC is incorporated by reference to Exhibit (d)(3) of the Registrant’s Post-Effective Amendment No. 43 as filed on November 17, 2006.

(d)(4)                              Amended Schedule A to the Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc. is incorporated by reference to Exhibit (d)(4) of the Registrant’s Post-Effective Amendment No. 39 as filed on July 25, 2005.

(d)(5)                              Amendment to Schedule A to the Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc. is incorporated by reference to

Exhibit (d)(5) of the Registrant’s Post-Effective Amendment No. 38 as filed on May 31, 2005.

(d)(6)                              Amendment to Schedule A to the Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc. is incorporated by reference to Exhibit (d)(6) of the Registrant’s Post-Effective Amendment No. 44 as filed on November 17, 2006.

(d)(7)                              Contractual fee reduction commitment letter by Turner Investment Partners, Inc. is incorporated by reference to Exhibit (d)(7) of the Registrant’s Post-Effective Amendment No. 50 as filed on January 25, 2008.

(d)(8)                              Amendment to Schedule A to the Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc. is incorporated by reference to Exhibit (d)(8) of the Registrant’s Post-Effective Amendment No. 53 as filed on April 21, 2008.

(d)(9)                              Amended Schedule A to the Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc. is incorporated by reference to Exhibit (d)(9) of the Registrant’s Post-Effective Amendment No. 61 as filed on May 5, 2009.

(d)(10)                       Amended Schedule A to the Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc. is incorporated by reference to Exhibit (d)(10) of the Registrant’s Post-Effective Amendment No. 67 as filed on May 4, 2010.

(d)(11)                       Amended Schedule A to the Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc. is incorporated by reference to Exhibit (d)(11) of the Registrant’s Post-Effective Amendment No. 70 as filed on February 1, 2011.

(d)(12)                       Amended Schedule A to the Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc. is incorporated by reference to Exhibit d(12) of the Registrant’s Post-Effective Amendment No. 73 as filed on January 27, 2012.

(d)(13)                       Assumption Agreement dated January 1, 2012 between Turner Investment Partners, Inc. and Turner Investments, L.P. is incorporated by reference to Exhibit (d)(13) of the Registrant’s Post-Effective Amendment No. 73 as filed on January 27, 2012.

(d)(14)                       Amended Schedule A to the Investment Advisory Agreement between the Registrant and Turner Investments, L.P. is attached herewith.

(e)(1)                               Distribution Services Agreement between the Registrant and Foreside Fund Services, LLC is incorporated by reference to Exhibit (e)(1) of the Registrant’s Post-Effective Amendment No. 68 as filed on November 19, 2010.

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(f)                                               Not applicable.

(g)(1)                               Global Custodial Services Agreement between the Registrant and Citibank, N.A. is incorporated by reference to Exhibit (g)(1) of the Registrant’s Post-Effective Amendment No. 68 as filed on November 19, 2010.

(g)(2)                               Amendment to the Global Custodial Services Agreement between Registrant and Citibank, N.A. is incorporated by reference to Exhibit (g)(2) of the Registrant’s Post-Effective Amendment No. 68 as filed on November 19, 2010.

(g)(3)                               Amended Appendix I to the Global Custodial Services Agreement between the Registrant and Citibank, N.A. is incorporated by reference to Exhibit (g)(3) of the Registrant’s Post-Effective Amendment No. 70 as filed on February 1, 2011.

(g)(4)                               Amended Appendix I to the Global Custodial Services Agreement between the Registrant and Citibank, N.A. is filed herewith

(h)(1)                              Amended and Restated Administration Agreement between the Registrant and Turner Investment Partners, Inc. is incorporated by reference to Exhibit (h)(1) of the Registrant’s Post-Effective Amendment No. 51 as filed on February 22, 2008.

(h)(2)                              Sub-Administration Agreement between Turner Investment Partners, Inc., and Citi Fund Services Ohio, Inc. is incorporated by reference to Exhibit (h)(2) of the Registrant’s Post-Effective Amendment No. 68 as filed on November 19, 2010.

(h)(3)                              Amended Schedule 5 to the Sub-Administration Agreement between Turner Investment Partners, Inc. and Citi Fund Services Ohio, Inc. is incorporated by reference to Exhibit (h)(3) of the Registrant’s Post-Effective Amendment No. 70 as filed February 1, 2011.

(h)(4)                              Transfer Agency Agreement between the Registrant and DST Systems, Inc. is incorporated by reference to Exhibit (h)(3) of the Registrant’s Post-Effective Amendment No. 11 as filed on January 23, 1998.

(h)(5)                              Contractual Fee/Expense Waiver Agreement between the Registrant and Turner Investment Partners, Inc. relating to the Core Growth 130/30 Fund, the Quantitative Broad Market Equity Fund and Institutional Shares of the Midcap Growth Fund is incorporated by reference to Exhibit (h)(4) of the Registrant’s Post-Effective Amendment No. 53 as filed on April 21, 2008.

(h)(6)                              Contractual Fee/Expense Waiver Agreement by and among the Registrant, Turner Investment Partners, Inc. and Turner Investment Management LLC is incorporated by reference to Exhibit (h)(5) of the Registrant’s Post-Effective Amendment No. 50 as filed on January 25, 2008.

(h)(7)                              Contractual Fee/Expense Waiver Agreement between the Registrant and Turner Investment Partners, Inc. relating to the Core Growth 130/30 Fund and the Quantitative Broad Market Equity Fund is incorporated by reference to Exhibit

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(h)(6) of the Registrant’s Post-Effective Amendment No. 55 as filed on June 16, 2008.

(h)(8)                              Contractual Fee/Expense Waiver Agreement between the Registrant and Turner Investment Partners, Inc. relating to Investor Class Shares of the Turner International Core Growth Fund and the Turner Quantitative Large Cap Value Fund is incorporated by reference to Exhibit (h)(7) of the Registrant’s Post-Effective Amendment No. 57 as filed on October 27, 2008.

(h)(9)                              Contractual Fee/Expense Waiver Agreement by and among the Registrant, Turner Investment Partners, Inc. and Turner Investment Management LLC is incorporated by reference to Exhibit (h)(9) of the Registrant’s Post-Effective Amendment No. 59 as filed on January 23, 2009.

(h)(10)                       Contractual Fee/Expense Waiver Agreement between the Registrant and Turner Investment Partners, Inc. relating to Institutional and Investor Class Shares of the Turner Spectrum Fund is incorporated by reference to Exhibit (h)(11) of the Registrant’s Post-Effective Amendment No. 61 as filed on May 5, 2009.

(h)(11)                       Contractual Fee/Expense Waiver Agreement between the Registrant and Turner Investment Partners, Inc. relating to Class C Shares of the Turner Spectrum Fund is incorporated by reference to Exhibit (h)(13) of the Registrant’s Post-Effective Amendment No. 63 as filed on July 13, 2009.

(h)(12)                       Contractual Fee/Expense Waiver Agreement by and among the Registrant, Turner Investment Partners, Inc. and Turner Investment Management LLC is incorporated by reference to Exhibit (h)(14) of the Registrant’s Post-Effective Amendment No. 65 as filed on January 27, 2010.

(h)(13)                       Contractual Fee/Expense Waiver Agreement between the Registrant and Turner Investment Partners, Inc. relating to Institutional Class, Investor Class and Class C Shares of the Turner Spectrum Fund is incorporated by reference to Exhibit (h)(15) of the Registrant’s Post-Effective Amendment No. 65 as filed on January 27, 2010.

(h)(14)                       Contractual Fee/Expense Waiver Agreement between the Registrant and Turner Investment Partners, Inc. relating to the Turner Global Opportunities Fund is incorporated by reference to Exhibit (h)(17) of the Registrant’s Post-Effective Amendment No. 67 as filed on May 4, 2010.

(h)(15)                       Contractual Fee/Expense Waiver Agreement by and among the Registrant, Turner Investment Partners, Inc. and Turner Investment Management LLC is incorporated by reference to Exhibit (h)(15) of the Registrant’s Post-Effective Amendment No. 69 as filed on January 28, 2011.

(h)(16)                       Contractual Fee/Expense Waiver Agreement by and among the Registrant and Turner Investment Partners, Inc. relating to the Turner Titan Fund is incorporated by reference to Exhibit (h)(17) of the Registrant’s Post-Effective Amendment No. 70 as filed on February 1, 2011.

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(h)(17)                       Contractual Fee Waiver/Expense Waiver Agreement by and among the Registrant and Turner Investment Partners, Inc. relating to the Turner Market Neutral Fund is incorporated by reference to Exhibit (h)(18) of the Registrant’s Post-Effective Amendment No. 70 as filed on February 1, 2011.

(h)(18)                       Contractual Fee Waiver/Expense Waiver Agreement by and among the Registrant and Turner Investment Partners, Inc. relating to the Turner Medical Sciences Long/Short Fund is incorporated by reference to Exhibit (h)(19) of the Registrant’s Post-Effective Amendment No. 70 as filed on February 1, 2011.

(h)(19)                       Contractual Fee/Expense Waiver Agreement by and among the Registrant and Turner Investments, L.P. is incorporated by reference to Exhibit (h)(19) of the Registrant’s Post-Effective Amendment No. 73 as filed on January 27, 2012.

(h)(20)                       Contractual Fee/Expense Waiver Agreement by and among the Registrant and Turner Investments, L.P. is incorporated by reference to Exhibit (h)(20) of the Registrant’s Post-Effective Amendment No. 75 as filed on January 28, 2013.

(h)(21)                       Contractual Fee/Expense Waiver Agreement by and among the Registrant and Turner Investments, L.P. relating to the Turner Emerging Markets Fund is filed herewith.

(h)(22)                       Amended Schedule 5 to the Sub-Administration Agreement, as amended, dated as of October 1, 2010 between Turner Investment Partners, L.P. and Citi Fund Services Ohio, Inc. is filed herewith.

(h)(23)                       Amendment to Sub-Administration Agreement dated May 1, 2013 between Turner Investments, L.P. and Citi Fund Services Ohio, Inc. is filed herewith.

(i)(1)                                  Opinion of Counsel is incorporated by reference to Exhibit (i) of the Registrant’s Post-Effective Amendment No. 33 as filed on January 27, 2004.

(i)(2)                                  Opinion of Counsel with respect to Class I Shares of the Turner Core Growth Fund is incorporated by reference to Exhibit (i) of the Registrant’s Post-Effective Amendment No. 36 as filed on January 31, 2005.

(i)(3)                                  Opinion of Counsel with respect to Class II Shares of the Turner Core Growth Fund is incorporated by reference to Exhibit (i) of the Registrant’s Post-Effective Amendment No. 40 as filed on July 27, 2005.

(i)(4)                                  Opinion of Counsel with respect to Class I Shares of the Turner Large Cap Value Fund is incorporated by reference to Exhibit (i) of the Registrant’s Post-Effective Amendment No. 41 as filed on October 7, 2005.

(i)(5)                                  Opinion of Counsel with respect to Class II (the “Investor Class”) Shares of the Turner Large Cap Growth Fund is incorporated by reference to Exhibit (i) of the Registrant’s Post-Effective Amendment No. 47 as filed on January 26, 2007.

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(i)(6)                                  Opinion of Counsel with respect to Classes I and II (to be known, respectively, as the “Institutional Class” and “Investor Class”) of the Turner Midcap Equity Fund, is incorporated by reference to Exhibit (i) of the Registrant’s Post-Effective Amendment No. 48 as filed on January 26, 2007.

(i)(7)                                  Opinion of Counsel with respect to Class I (the “Institutional Class”) of the Turner International Core Growth Fund is incorporated by reference to Exhibit (i) of the Registrant’s Post-Effective Amendment No. 49 as filed on January 26, 2007.

(i)(8)                                  Opinion of Counsel with respect to Class III (the “Institutional Class”) of the Turner Midcap Growth Fund is incorporated by reference to Exhibit (i)(8) of the Registrant’s Post-Effective Amendment No. 53 as filed on April 21, 2008.

(i)(9)                                  Opinion of Counsel with respect to Classes I (the “Institutional Class”) and II (the “Investor Class”) of the Turner Core Growth 130/30 Fund and the Turner Quantitative Broad Market Equity Fund is incorporated by reference to Exhibit (i)(9) of the Registrant’s Post-Effective Amendment No. 55 as filed on June 16, 2008.

(i)(10)                           Opinion of Counsel with respect to Class II (the “Investor Class”) of the Turner International Core Growth Fund and the Turner Quantitative Large Cap Value Fund is incorporated by reference to Exhibit (i)(10) of the Registrant’s Post-Effective Amendment No. 57 as filed on October 27, 2008.

(i)(11)                           Opinion of Counsel with respect to Class II (the “Institutional Class”) of the Turner Emerging Growth Fund and Class I (the “Institutional Class”) of the Turner Small Cap Equity Fund is incorporated by reference to Exhibit (i)(11) of the Registrant’s Post-Effective Amendment No. 59 as filed on January 23, 2009.

(i)(12)                           Opinion of Counsel with respect to Classes I (the “Institutional Class”) and II (the “Investor Class”) of the Turner Spectrum Fund is incorporated by reference to Exhibit (i)(12) of the Registrant’s Post-Effective Amendment No. 61 as filed on May 5, 2009.

(i)(13)                           Opinion of Counsel with respect to Class C of the Turner Spectrum Fund is incorporated by reference to Exhibit (i)(13) of the Registrant’s Post-Effective Amendment No. 63 as filed on July 13, 2009.

(i)(14)                           Opinion of Counsel with respect to Classes I (the “Institutional Class”) and II (the “Investor Class”) of the Turner Global Opportunities Fund is incorporated by reference to Exhibit (i)(14) of the Registrant’s Post-Effective Amendment No. 67 as filed on May 4, 2010.

(i)(15)                           Opinion of Counsel with respect to Classes I (the “Institutional Class”), II (the “Investor Class”) and C of the Turner Medical Sciences Long/Short Fund, Turner Market Neutral Fund and Turner Titan Fund is incorporated by reference to Exhibit (i)(15) of the Registrant’s Post-Effective Amendment No. 70 as filed on February 1, 2011.

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(i)(16)                           Opinion of Counsel with respect to Classes I (the “Institutional Class”) and II (the “Investor Class”) of the Turner Emerging Markets Fund is filed herewith.

(i)(17)                           Opinion of K&L Gates LLP with respect to Classes I (the “Institutional Class”) and II (the “Investor Class”) of the Turner Emerging Markets Fund is filed herewith.

(j)(1)                                 Consent of Drinker Biddle & Reath LLP is filed herewith.

(j)(2)                                 Consent of Independent Registered Public Accounting Firm is filed herewith.

(k)                                             Not applicable.

(l)                                                 Not applicable.

(m)(1)                          Amended and Restated Rule 12b-1 plan for Class II Shares is incorporated by reference to Exhibit (m)(1) of the Registrant’s Post-Effective Amendment No. 45 as filed on November 30, 2006.

(m)(2)                          Rule 12b-1 plan for Class C Shares is incorporated by reference to Exhibit (m)(2) of the Registrant’s Post-Effective Amendment No. 63 as filed on July 13, 2009.

(n)(1)                              Amended Rule 18f-3 Plan is incorporated by reference to Exhibit (n)(1) of the Registrant’s Post-Effective Amendment No. 51 as filed on February 22, 2008.

(n)(2)                              Amended Schedule A to the Amended Rule 18f-3 Plan is incorporated by reference to Exhibit (n)(2) of the Registrant’s Post-Effective Amendment No. 61 as filed on May 5, 2009.

(n)(3)                              Amended Rule 18f-3 Plan is incorporated by reference to Exhibit (n)(3) of the Registrant’s Post-Effective Amendment No. 63 as filed on July 13, 2009.

(n)(4)                              Amended Schedule A to the Amended Rule 18f-3 Plan is incorporated by reference to Exhibit (n)(4) of the Registrant’s Post-Effective Amendment No. 67 as filed on May 4, 2010.

(n)(5)                              Amended Schedule A to the Amended Rule 18f-3 Plan is incorporated by reference to the Registrant’s Post-Effective Amendment No. 70 as filed on February 1, 2011.

(n)(6)                              Amended Schedule A to the Amended Rule 18f-3 Plan is filed herewith.

(o)                                             Reserved.

(p)(1)                              Code of Ethics for the Registrant is incorporated by reference to Exhibit (p)(1) of the Registrant’s Post-Effective Amendment No. 16 as filed on March 31, 2000.

(p)(2)                              Revised Code of Ethics for Turner Investment Partners, Inc. and Turner Investment Management LLC is incorporated by reference to Exhibit (p)(2) of the Registrant’s Post-Effective Amendment No. 38 as filed on May 31, 2005.

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(q)                                             Powers of Attorney of Alfred C. Salvato, Janet F. Sansone and John T. Wholihan is incorporated by reference to Exhibit (q) of the Registrant’s Post-Effective Amendment No. 77 as filed on May 23, 2013.

Item 29.  Persons Controlled by or under Common Control with Registrant:

See the Prospectus and the Statement of Additional Information regarding the Registrant’s control relationships.

Item 30.  Indemnification:

Article VIII of the Agreement and Declaration of Trust, which is incorporated by reference to Exhibit 1 of the Registration Statement, provides for the indemnification of the Registrant’s Trustees and officers.  Certain of the Trust’s agreements with service providers also provide for indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 31.  Business and Other Connections of Investment Advisers:

Turner Investments, L.P.

Turner Investments, L.P. (“Turner”) performs investment advisory services for the Registrant and certain other accounts.  Set forth below are the names, businesses and business addresses of certain directors and officers of Turner.

Turner Investments, L.P.

NAME AND POSITION WITH COMPANY	OTHER COMPANY	POSITION WITH OTHER COMPANY
Thomas R. Trala Chief Operating Officer/Executive Managing Director	Turner Funds Turner Investments Pte. Ltd. Turner International Ltd. Turner Investment Management LLC	Trustee, President Board Member & Chief Operating Officer Trustee Board Member, President & Chief Operating Officer & Treasurer

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NAME AND POSITION WITH COMPANY	OTHER COMPANY	POSITION WITH OTHER COMPANY
Mark D. Turner President, Senior Portfolio Manager	Turner Investment Management LLC Turner International Ltd. The Episcopal Academy (Newtown Square, PA)	Chairman Trustee Trustee

Robert E. Turner Chairman of the Board; Chief Investment Officer	Bradley University (Peoria, IL)	Trustee

Christopher K. McHugh Vice Chairman, Senior Portfolio Manager	Philadelphia University Turner Investments Pte. Ltd.	Trustee Board Member

The principal address of Turner Investments, L.P. is 1205 Westlakes Drive, Suite 100, Berwyn, PA, 19312.  The principal address of Turner International Ltd. is 12 Plumtree Court, London, EC4A 4HT.  The principal address of Turner Investments Pte. Ltd. is Penthouse Level, Suntec Tower Three, 8 Temasek Blvd., Singapore, 038988.

Item 32.  Principal Underwriters

(a)                                                                                 Foreside Fund Services, LLC, Registrant’s underwriter, serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.              AdvisorShares Trust

2.              American Beacon Funds

3.              American Beacon Select Funds

4.              Avenue Mutual Funds Trust

5.              Bridgeway Funds, Inc.

6.              Broadmark Funds

7.              Capital Innovations Global Agri, Timber, Infrastructure Fund, Series of Investment Managers Series Trust

8.              Center Coast MLP Focus Fund, Series of Investment Managers Series Trust

9.              Direxion Shares ETF Trust

10.       DundeeWealth Funds

11.       Exchange Traded Concepts Trust II

12.       FlexShares Trust

13.       Forum Funds

14.       FQF Trust

15.  FSI Low Beta Absolute Return Fund

16.       Gottex Multi-Alternatives Fund - I

17.       Gottex Multi-Alternatives Fund - II

18.       Gottex Multi-Asset Endowment Fund - I

19.       Gottex Multi-Asset Endowment Fund - II

20.      Henderson Global Funds

21.       Ironwood Institutional Multi-Strategy Fund LLC

22.       Ironwood Multi-Strategy Fund LLC

23.       Liberty Street Horizon Fund, Series of Investment Managers Series Trust

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24.       Manor Investment Funds

25.       Nomura Partners Funds, Inc.

26.       Performance Trust Mutual Funds, Series of Trust for Professional Managers

27.       PMC Funds, Series of Trust for Professional Managers

28.       Precidian ETFs Trust

29.       Quaker Investment Trust

30.       RevenueShares ETF Trust

31.       Salient MF Trust

32.       Sound Shore Fund, Inc.

33.       The Roxbury Funds

34.       Turner Funds

35.       Wintergreen Fund, Inc.

(b)                                                                                 The following are officers and directors of Foreside Fund Services, LLC, the Registrant’s underwriter.  Their main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant

Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	President and Manager	None

Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President, Treasurer and Manager	None

Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None

Lisa S. Clifford	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Managing Director of Compliance	None

Nishant Bhatnagar	Three Canal Plaza, Suite 100, Portland, ME 04101	Assistant Secretary	None

(c)                                  Not applicable.

Item 33.  Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a)                                 Citibank, N.A., 388 Greenwich Street, New York, New York 10013 (records relating to its function as custodian)

(b)                                 Turner Investments, L.P., 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312 (records relating to its function as investment adviser and administrator)

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(c)                                  Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its function as sub-administrator)

(d)                                 DST Systems, Inc., Kansas City Missouri, 64121 (records relating to its functions as transfer agent and dividend disbursing agent)

(e)                                  Drinker Biddle & Reath LLP, One Logan Square, Ste. 2000, Philadelphia, PA 19103-6996 (records relating to the Registrant’s Agreement and Declaration of Trust, By-Laws and minute books)

(f)                                   Foreside Fund Services LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101 (records relating to its function as principal underwriter)

Item 34.  Management Services:  All management services contracts are discussed in parts A & B of this Registration Statement.

Item 35.  Undertakings:  None

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 78 (“PEA No. 78”) to its Registration Statement on Form N-1A under Rule 485(b) under the 1933 Act and has caused this PEA No. 78 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Berwyn, Commonwealth of Pennsylvania on the 6th day of August, 2013.

TURNER FUNDS

By:	/s/ Ty S. Edwards
Ty S. Edwards
Controller and Chief Financial Officer

Pursuant to the requirements of the 1933 Act, this PEA No. 78 has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Thomas R. Trala, Jr.	Trustee, President and Chief Executive Officer	August 6, 2013
Thomas R. Trala, Jr.

* JANET F. SANSONE	Trustee	August 6, 2013
Janet F. Sansone

* ALFRED C. SALVATO	Trustee and Chairman of the Board	August 6, 2013
Alfred C. Salvato

* JOHN T. WHOLIHAN	Trustee	August 6, 2013
John T. Wholihan

/s/ Ty S. Edwards	Controller and Chief Financial Officer	August 6, 2013
Ty S. Edwards

*By:	/s/ Brian F. McNally
Brian F. McNally
Attorney-In-Fact (pursuant to Power of Attorney)

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EXHIBIT INDEX

(d)(14)	Amended Schedule A to the Investment Advisory Agreement between the Registrant and Turner Investments, L.P.

(g)(4)	Amended Appendix I to the Global Custodial Services Agreement between the Registrant and Citibank, N.A.

(h)(21)	Contractual Fee/Expense Waiver Agreement by and among the Registrant and Turner Investments, L.P. relating to the Turner Emerging Markets Fund.

(h)(22)	Amended Schedule 5 to the Sub-Administration Agreement, as amended, dated as of October 1, 2010, between Turner Investment Partners, L.P. and Citi Fund Services Ohio, Inc.

(h)(23)	Amendment to Sub-Administration Agreement dated May 1, 2013 between Turner Investments, L.P. and Citi Fund Services Ohio, Inc.

(i)(16)	Opinion of Counsel with respect to Classes I (the “Institutional Class”) and II (the “Investor Class”) of the Turner Emerging Markets Fund.

(i)(17)	Opinion of K&L Gates LLP with respect to Classes I (the “Institutional Class”) and II (the “Investor Class”) of the Turner Emerging Markets Fund.

(j)(1)	Consent of Drinker Biddle & Reath LLP.

(j)(2)	Consent of Independent Registered Public Accounting Firm.

(n)(6)	Amended Schedule A to the Amended Rule 18f-3 Plan.

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